Schedule of Investments (unaudited)	iShares® MSCI ACWI ex U.S. ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 4.6%
Ampol Ltd.	45,402	$920,650
APA Group	222,713	1,167,448
Aristocrat Leisure Ltd.	105,911	2,603,301
ASX Ltd.	36,481	1,303,377
Aurizon Holdings Ltd.	316,627	689,650
Australia & New Zealand Banking Group Ltd.	544,901	8,592,531
BHP Group Ltd.	922,816	26,122,586
BlueScope Steel Ltd.	87,126	1,044,419
Brambles Ltd.	254,869	2,127,073
Cochlear Ltd.	12,398	1,900,293
Coles Group Ltd.	243,589	2,364,198
Commonwealth Bank of Australia	306,742	18,869,494
Computershare Ltd.	105,838	1,670,329
CSL Ltd.	88,066	13,015,460
Dexus	196,620	812,077
Endeavour Group Ltd.	265,987	835,583
Fortescue Metals Group Ltd.	310,843	4,421,995
Goodman Group	311,113	4,116,615
GPT Group (The)	339,015	782,388
IDP Education Ltd.	45,363	626,752
IGO Ltd.	132,953	805,079
Insurance Australia Group Ltd.	449,863	1,622,897
James Hardie Industries PLC(a)	81,440	2,031,880
Lendlease Corp. Ltd.	122,774	486,245
Lottery Corp. Ltd. (The)	385,369	1,112,394
Macquarie Group Ltd.	67,077	6,894,838
Medibank Pvt Ltd.	518,989	1,132,578
Mineral Resources Ltd.	31,777	1,171,212
Mirvac Group	749,088	869,132
National Australia Bank Ltd.	569,256	10,197,791
Northern Star Resources Ltd.	209,599	1,534,848
Orica Ltd.	84,582	790,327
Origin Energy Ltd.	316,226	1,834,380
Pilbara Minerals Ltd.(b)	486,230	1,142,152
Qantas Airways Ltd.(a)	174,883	547,892
QBE Insurance Group Ltd.	265,671	2,634,422
Ramsay Health Care Ltd.	33,460	1,036,058
REA Group Ltd.	9,471	869,482
Reece Ltd.	47,876	533,804
Rio Tinto Ltd.	68,962	5,151,329
Santos Ltd.	608,647	2,969,867
Scentre Group	962,279	1,490,754
SEEK Ltd.	61,653	813,368
Sonic Healthcare Ltd.	83,350	1,526,227
South32 Ltd.	860,478	1,840,891
Stockland	441,631	996,735
Suncorp Group Ltd.	229,511	1,953,515
Telstra Corp. Ltd.	728,220	1,765,844
Transurban Group	564,733	4,251,585
Treasury Wine Estates Ltd.	137,098	1,056,223
Vicinity Ltd.	658,911	713,687
Washington H Soul Pattinson & Co. Ltd.	45,375	966,662
Wesfarmers Ltd.	207,686	6,682,051
Westpac Banking Corp.	636,410	8,357,190
WiseTech Global Ltd.	29,586	1,101,524
Woodside Energy Group Ltd.	342,793	7,465,960
Woolworths Group Ltd.	220,071	4,926,238
Xero Ltd.(a)	27,203	1,859,794
		187,123,074

Security	Shares	Value

Austria — 0.1%
Erste Group Bank AG	60,965	$2,183,112
OMV AG	26,996	1,183,996
Verbund AG	13,368	1,161,502
voestalpine AG	20,846	520,546
		5,049,156
Belgium — 0.6%
Ageas SA/NV	30,171	1,158,954
Anheuser-Busch InBev SA/NV	154,639	8,798,658
Argenx SE(a)	10,319	4,853,868
D’ieteren Group	4,806	713,887
Elia Group SA/NV	5,952	565,178
Groupe Bruxelles Lambert NV	15,954	1,166,884
KBC Group NV	45,070	2,480,421
Lotus Bakeries	81	599,943
Sofina SA(b)	3,095	587,970
Solvay SA	13,651	1,443,124
UCB SA	22,860	1,671,980
Umicore SA	37,322	887,996
Warehouses De Pauw CVA	31,515	779,760
		25,708,623
Brazil — 1.1%
Ambev SA	837,251	2,135,577
Atacadao SA	95,727	170,312
B3 SA - Brasil, Bolsa, Balcao	1,077,864	2,373,043
Banco Bradesco SA	259,819	633,347
Banco BTG Pactual SA	198,890	1,167,679
Banco do Brasil SA	150,558	1,443,840
Banco Santander Brasil SA	74,539	397,995
BB Seguridade Participacoes SA	127,184	775,957
CCR SA	182,488	433,620
Centrais Eletricas Brasileiras SA	203,614	1,407,034
Cia. de Saneamento Basico do Estado de Sao Paulo	73,697	853,214
Cia. Siderurgica Nacional SA	122,696	286,191
Cosan SA	235,209	734,773
CPFL Energia SA	37,924	251,535
Energisa SA	38,929	359,891
Eneva SA(a)	173,701	372,776
Engie Brasil Energia SA	42,975	334,986
Equatorial Energia SA	174,030	1,090,762
Hapvida Participacoes e Investimentos SA(a)(c)	1,027,695	752,158
Hypera SA	87,503	525,704
Itausa SA	12,535	21,332
JBS SA	148,102	588,384
Klabin SA	136,960	581,335
Localiza Rent a Car SA	162,804	1,642,652
Lojas Renner SA	180,073	437,883
Magazine Luiza SA(a)	563,821	148,734
Natura & Co. Holding SA(a)	172,314	435,762
Petroleo Brasileiro SA	683,627	5,130,847
PRIO SA(a)	139,643	1,321,162
Raia Drogasil SA	229,562	1,174,731
Rede D’Or Sao Luiz SA(c)	109,876	471,170
Rumo SA	238,080	1,053,516
Sendas Distribuidora SA	235,026	509,979
Suzano SA	137,172	1,403,076
Telefonica Brasil SA	76,868	689,742
Tim SA	185,884	559,302
TOTVS SA	96,618	485,030
Ultrapar Participacoes SA	137,247	556,692
Vale SA	610,220	8,351,303

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ex U.S. ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Brazil (continued)
Vibra Energia SA	212,134	$832,673
WEG SA	309,386	2,025,652
		44,921,351
Canada — 7.4%
Agnico Eagle Mines Ltd.	90,113	4,226,392
Air Canada(a)	38,998	470,479
Algonquin Power & Utilities Corp.	122,293	615,544
Alimentation Couche-Tard Inc.	143,809	7,828,478
AltaGas Ltd.	52,220	970,029
ARC Resources Ltd.	119,518	1,922,803
Bank of Montreal	126,428	9,553,553
Bank of Nova Scotia (The)	215,375	8,720,610
Barrick Gold Corp.	313,236	5,003,193
BCE Inc.	13,268	492,545
Brookfield Asset Management Ltd.	61,627	1,766,485
Brookfield Corp., Class A	253,092	7,373,295
Brookfield Renewable Corp., Class A	24,805	564,339
BRP Inc.	6,725	454,541
CAE Inc.(a)	56,741	1,184,943
Cameco Corp.	78,366	3,205,843
Canadian Apartment Properties REIT	22,315	656,858
Canadian Imperial Bank of Commerce	162,238	5,722,056
Canadian National Railway Co.	102,960	10,894,048
Canadian Natural Resources Ltd.	200,899	12,757,286
Canadian Pacific Kansas City Ltd.	167,782	11,912,613
Canadian Tire Corp. Ltd., Class A, NVS	10,117	975,843
Canadian Utilities Ltd., Class A, NVS	27,902	590,333
CCL Industries Inc., Class B, NVS	28,991	1,133,508
Cenovus Energy Inc.	261,999	4,991,537
CGI Inc.(a)	39,527	3,816,026
Constellation Software Inc./Canada	3,698	7,413,360
Descartes Systems Group Inc. (The)(a)	14,697	1,062,254
Dollarama Inc.	51,433	3,512,317
Element Fleet Management Corp.	70,651	955,769
Emera Inc.	51,696	1,693,191
Empire Co. Ltd., Class A, NVS	30,129	825,601
Enbridge Inc.	385,528	12,354,688
Fairfax Financial Holdings Ltd.	3,940	3,278,802
First Quantum Minerals Ltd.	106,692	1,236,373
FirstService Corp.	6,989	988,968
Fortis Inc.	88,518	3,514,549
Franco-Nevada Corp.	34,278	4,169,965
George Weston Ltd.	11,887	1,289,376
GFL Environmental Inc.	42,529	1,225,191
Gildan Activewear Inc.	34,721	986,234
Great-West Lifeco Inc.	48,831	1,352,866
Hydro One Ltd.(c)	65,040	1,686,561
iA Financial Corp. Inc.	18,512	1,077,147
IGM Financial Inc.	12,808	288,347
Imperial Oil Ltd.	38,993	2,222,186
Intact Financial Corp.	32,022	4,499,128
Ivanhoe Mines Ltd., Class A(a)(b)	108,997	803,281
Keyera Corp.	37,400	869,767
Kinross Gold Corp.	234,456	1,224,057
Loblaw Companies Ltd.	29,325	2,398,443
Lundin Mining Corp.	126,667	791,012
Magna International Inc.	48,474	2,329,409
Manulife Financial Corp.	335,948	5,848,051
Metro Inc.	43,177	2,193,177
National Bank of Canada	62,186	3,866,362
Northland Power Inc.	48,067	675,555
Nutrien Ltd.	90,194	4,844,167

Security	Shares	Value

Canada (continued)
Nuvei Corp.(c)	12,192	$169,769
Onex Corp.	13,767	771,567
Open Text Corp.	49,855	1,664,530
Pan American Silver Corp.	66,274	968,243
Parkland Corp.	28,476	861,826
Pembina Pipeline Corp.	104,856	3,227,153
Power Corp. of Canada	100,816	2,428,890
Quebecor Inc., Class B	25,803	532,341
RB Global Inc.	33,440	2,188,340
Restaurant Brands International Inc.	53,651	3,603,815
RioCan REIT	31,749	385,773
Rogers Communications Inc., Class B, NVS	64,883	2,403,958
Royal Bank of Canada	249,013	19,888,718
Saputo Inc.	46,322	935,292
Shopify Inc., Class A(a)	218,406	10,314,338
Stantec Inc.	18,293	1,119,280
Sun Life Financial Inc.	105,208	4,805,390
Suncor Energy Inc.	241,429	7,818,696
TC Energy Corp.	184,584	6,357,117
Teck Resources Ltd., Class B	83,226	2,940,742
TELUS Corp.	85,501	1,378,621
TFI International Inc.	14,665	1,622,324
Thomson Reuters Corp.	29,750	3,563,564
TMX Group Ltd.	51,570	1,073,980
Toromont Industries Ltd.	14,290	1,075,807
Toronto-Dominion Bank (The)	332,904	18,595,092
Tourmaline Oil Corp.	58,507	3,093,794
West Fraser Timber Co. Ltd.	11,641	785,636
Wheaton Precious Metals Corp.	82,429	3,481,425
WSP Global Inc.	23,731	3,105,779
		300,441,134
Chile — 0.1%
Banco de Chile	7,201,345	739,692
Banco de Credito e Inversiones SA	17,520	418,914
Banco Santander Chile	12,070,173	526,059
Cencosud SA	267,451	433,301
Cia. Cervecerias Unidas SA	23,202	131,781
Cia. Sud Americana de Vapores SA	2,450,219	136,060
Empresas CMPC SA	210,381	376,100
Empresas Copec SA	76,447	506,088
Enel Americas SA(a)	3,875,235	398,417
Enel Chile SA	6,770,332	400,722
Falabella SA	152,791	311,248
		4,378,382
China — 8.4%
3SBio Inc.(c)	370,500	329,612
AAC Technologies Holdings Inc.(b)	125,000	225,004
AECC Aviation Power Co. Ltd., Class A	29,400	141,690
Agricultural Bank of China Ltd., Class A	1,814,700	887,579
Agricultural Bank of China Ltd., Class H	4,599,000	1,698,670
Aier Eye Hospital Group Co. Ltd., Class A	181,942	453,373
Air China Ltd., Class H(a)	450,000	306,139
Akeso Inc.(a)(c)	99,000	555,940
Alibaba Group Holding Ltd.(a)	3,003,464	30,920,881
Alibaba Health Information Technology Ltd.(a)	976,000	574,941
Aluminum Corp. of China Ltd., Class H	902,000	482,507
Anhui Conch Cement Co. Ltd., Class A	147,998	487,813
Anhui Conch Cement Co. Ltd., Class H	168,000	418,101
Anhui Gujing Distillery Co. Ltd., Class A	10,300	391,253
Anhui Gujing Distillery Co. Ltd., Class B	43,400	676,451
ANTA Sports Products Ltd.	233,400	2,639,635

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ex U.S. ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Autohome Inc., ADR	14,192	$379,636
AviChina Industry & Technology Co. Ltd., Class H	565,000	256,067
Baidu Inc.(a)	411,688	5,404,970
Bank of Beijing Co. Ltd., Class A	998,898	620,753
Bank of China Ltd., Class A	631,300	335,388
Bank of China Ltd., Class H	14,306,000	4,997,587
Bank of Communications Co. Ltd., Class A	1,080,900	828,954
Bank of Communications Co. Ltd., Class H	1,171,800	693,126
Bank of Jiangsu Co. Ltd., Class A	388,600	365,391
Bank of Ningbo Co. Ltd., Class A	139,577	475,079
Bank of Shanghai Co. Ltd., Class A	520,899	430,812
Baoshan Iron & Steel Co. Ltd., Class A	438,796	374,116
BeiGene Ltd.(a)	124,976	1,794,140
Beijing Capital International Airport Co. Ltd., Class H(a)	386,000	142,178
Beijing Enterprises Holdings Ltd.	90,000	299,867
Beijing Enterprises Water Group Ltd.	810,000	170,914
Beijing Kingsoft Office Software Inc., Class A	7,000	274,417
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	452,200	308,080
Bilibili Inc.(a)	35,794	480,274
BOC Aviation Ltd.(c)	32,300	198,648
BOE Technology Group Co. Ltd., Class A	796,400	425,450
Bosideng International Holdings Ltd.	632,000	249,532
BYD Co. Ltd., Class A	27,700	900,845
BYD Co. Ltd., Class H	192,000	5,838,740
BYD Electronic International Co. Ltd.	161,000	672,096
C&D International Investment Group Ltd.	115,000	258,723
CGN Power Co. Ltd., Class H(c)	2,679,000	643,784
Changchun High & New Technology Industry Group Inc., Class A	14,300	303,346
China Cinda Asset Management Co. Ltd., Class H	1,574,000	153,060
China CITIC Bank Corp. Ltd., Class H	1,623,000	724,033
China Coal Energy Co. Ltd., Class H	390,000	306,332
China Communications Services Corp. Ltd., Class H	534,000	218,420
China Conch Venture Holdings Ltd.	312,000	258,390
China Construction Bank Corp., Class H	17,494,050	9,893,898
China CSSC Holdings Ltd., Class A	89,700	316,314
China Everbright Bank Co. Ltd., Class A	947,800	383,396
China Everbright Bank Co. Ltd., Class H	566,000	161,450
China Everbright Environment Group Ltd.	879,037	300,083
China Feihe Ltd.(c)	710,000	441,174
China Galaxy Securities Co. Ltd., Class H	794,000	406,376
China Gas Holdings Ltd.	572,600	514,771
China Hongqiao Group Ltd.	463,000	433,467
China International Capital Corp. Ltd., Class H(c)	332,000	528,795
China Jinmao Holdings Group Ltd.	972,000	119,222
China Life Insurance Co. Ltd., Class A	89,100	407,839
China Life Insurance Co. Ltd., Class H	1,281,000	1,734,984
China Literature Ltd.(a)(c)	71,800	241,785
China Longyuan Power Group Corp. Ltd., Class H	632,000	535,006
China Medical System Holdings Ltd.	286,000	457,342
China Meidong Auto Holdings Ltd.	212,000	113,694
China Mengniu Dairy Co. Ltd.	558,000	1,821,946
China Merchants Bank Co. Ltd., Class A	294,400	1,234,486
China Merchants Bank Co. Ltd., Class H	681,093	2,583,584
China Merchants Port Holdings Co. Ltd.	240,000	305,504
China Merchants Securities Co. Ltd., Class A	275,860	531,504
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	127,777	192,096
China Minsheng Banking Corp. Ltd., Class A	967,695	490,279

Security	Shares	Value

China (continued)
China Minsheng Banking Corp. Ltd., Class H	690,240	$229,478
China National Building Material Co. Ltd., Class H	712,000	338,909
China National Nuclear Power Co. Ltd., Class A	455,800	460,809
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	95,000	270,535
China Oilfield Services Ltd., Class H	356,000	420,906
China Overseas Land & Investment Ltd.	684,000	1,290,782
China Overseas Property Holdings Ltd.	240,000	208,435
China Pacific Insurance Group Co. Ltd., Class A	182,297	688,844
China Pacific Insurance Group Co. Ltd., Class H	407,800	1,004,561
China Petroleum & Chemical Corp., Class A	584,998	435,326
China Petroleum & Chemical Corp., Class H	4,405,000	2,252,883
China Power International Development Ltd.(b)	1,007,000	391,356
China Railway Group Ltd., Class A	438,196	361,155
China Railway Group Ltd., Class H	562,000	265,244
China Renewable Energy Investment Ltd.(d)	7,401	—
China Resources Beer Holdings Co. Ltd.	292,000	1,545,167
China Resources Cement Holdings Ltd.	380,000	97,709
China Resources Gas Group Ltd.	174,300	515,252
China Resources Land Ltd.	584,000	2,185,974
China Resources Mixc Lifestyle Services Ltd.(c)	122,800	479,094
China Resources Pharmaceutical Group Ltd.(c)	341,500	212,138
China Resources Power Holdings Co. Ltd.	356,000	689,889
China Ruyi Holdings Ltd.(a)(b)	1,360,000	313,176
China Shenhua Energy Co. Ltd., Class A	140,600	580,312
China Shenhua Energy Co. Ltd., Class H	563,000	1,725,578
China Southern Airlines Co. Ltd., Class H(a)	472,000	223,345
China State Construction Engineering Corp. Ltd., Class A	944,998	666,589
China State Construction International Holdings Ltd.	356,000	381,326
China Taiping Insurance Holdings Co. Ltd.	306,400	283,045
China Three Gorges Renewables Group Co. Ltd., Class A	689,900	451,215
China Tourism Group Duty Free Corp. Ltd.(b)(c)	8,900	100,510
China Tourism Group Duty Free Corp. Ltd., Class A	29,898	385,411
China Tower Corp. Ltd., Class H(c)	8,510,000	793,563
China Traditional Chinese Medicine Holdings Co. Ltd.	534,000	263,126
China United Network Communications Ltd., Class A	329,000	199,841
China Vanke Co. Ltd., Class A	213,800	329,605
China Vanke Co. Ltd., Class H	266,400	249,232
China Yangtze Power Co. Ltd., Class A	354,949	1,091,359
Chinasoft International Ltd.	518,000	375,818
Chongqing Changan Automobile Co. Ltd., Class A	208,900	430,878
Chongqing Zhifei Biological Products Co. Ltd., Class A	51,400	439,079
Chow Tai Fook Jewellery Group Ltd.	402,200	567,956
CITIC Ltd.	1,049,000	891,585
CITIC Securities Co. Ltd., Class A	188,400	557,386
CITIC Securities Co. Ltd., Class H	310,825	604,821
CMOC Group Ltd., Class A	459,600	347,322
CMOC Group Ltd., Class H	951,000	567,187
Contemporary Amperex Technology Co. Ltd., Class A	52,960	1,340,299
COSCO Shipping Holdings Co. Ltd., Class A	285,930	380,795
COSCO Shipping Holdings Co. Ltd., Class H	529,749	538,774
COSCO SHIPPING Ports Ltd.	314,000	189,434
Country Garden Holdings Co. Ltd.(a)(b)	2,215,828	198,145
Country Garden Services Holdings Co. Ltd.(b)	386,000	337,174
CRRC Corp. Ltd., Class A	661,400	481,459
CRRC Corp. Ltd., Class H	794,000	330,799

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ex U.S. ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
CSC Financial Co. Ltd., Class A	129,300	$426,174
CSPC Pharmaceutical Group Ltd.	1,794,960	1,567,842
Daqin Railway Co. Ltd., Class A	377,100	370,300
Daqo New Energy Corp., ADR(a)(b)	11,973	304,833
Dongfeng Motor Group Co. Ltd., Class H	448,000	197,220
Dongyue Group Ltd.	271,000	215,865
East Money Information Co. Ltd., Class A	277,842	577,811
ENN Energy Holdings Ltd.	146,000	1,105,971
Eve Energy Co. Ltd., Class A	36,900	233,272
Far East Horizon Ltd.	274,000	192,796
Flat Glass Group Co. Ltd., Class H	130,000	233,464
Focus Media Information Technology Co. Ltd., Class A	255,150	240,387
Foshan Haitian Flavouring & Food Co. Ltd., Class A	78,796	404,182
Fosun International Ltd.	472,500	283,094
Foxconn Industrial Internet Co. Ltd., Class A	188,000	377,535
Fuyao Glass Industry Group Co. Ltd., Class H(c)	146,400	667,451
Ganfeng Lithium Co. Ltd., Class H(b)(c)	65,760	236,195
Ganfeng Lithium Group Co. Ltd., Class A	52,300	315,818
GCL-Poly Energy Holdings Ltd.	3,989,000	587,450
GDS Holdings Ltd., Class A(a)	216,944	276,374
Geely Automobile Holdings Ltd.	1,100,000	1,248,857
Genscript Biotech Corp.(a)	220,000	639,577
GF Securities Co. Ltd., Class H	304,400	396,317
GoerTek Inc., Class A	113,000	278,048
Great Wall Motor Co. Ltd., Class H(b)	496,500	694,054
Greentown China Holdings Ltd.	149,000	144,551
Guangdong Investment Ltd.	612,000	417,618
Guangzhou Automobile Group Co. Ltd., Class H	686,028	321,403
Guotai Junan Securities Co. Ltd., Class A	279,700	563,041
H World Group Ltd., ADR(a)	36,373	1,369,807
Haidilao International Holding Ltd.(c)	295,000	738,622
Haier Smart Home Co. Ltd., Class A	182,400	552,357
Haier Smart Home Co. Ltd., Class H	345,800	986,335
Haitian International Holdings Ltd.	123,000	293,427
Haitong Securities Co. Ltd., Class A	354,092	471,354
Haitong Securities Co. Ltd., Class H	241,200	138,494
Hangzhou Tigermed Consulting Co. Ltd., Class A	30,900	280,976
Hansoh Pharmaceutical Group Co. Ltd.(c)	234,000	440,269
Henan Shuanghui Investment & Development Co. Ltd., Class A	111,000	395,973
Hengan International Group Co. Ltd.	111,500	373,447
Hengli Petrochemical Co. Ltd., Class A(a)	176,400	352,206
Hua Hong Semiconductor Ltd.(a)(c)	110,000	270,829
Huaneng Power International Inc., Class H(a)	968,000	452,977
Huatai Securities Co. Ltd., Class A	189,500	413,925
Huatai Securities Co. Ltd., Class H(c)	99,000	129,611
Huaxia Bank Co. Ltd., Class A	381,100	290,786
Hygeia Healthcare Holdings Co. Ltd.(c)	76,400	461,308
Iflytek Co. Ltd., Class A	44,700	277,896
Industrial & Commercial Bank of China Ltd., Class A	1,190,510	767,277
Industrial & Commercial Bank of China Ltd., Class H	11,818,285	5,663,848
Industrial Bank Co. Ltd., Class A	343,542	706,005
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	123,799	462,563
Inner Mongolia Yitai Coal Co. Ltd., Class B(a)	254,400	349,156
Innovent Biologics Inc.(a)(c)	211,500	1,246,403
iQIYI Inc., ADR(a)	75,169	350,288
JA Solar Technology Co. Ltd., Class A	59,424	181,436
JD Health International Inc.(a)(b)(c)	204,750	930,031

Security	Shares	Value

China (continued)
JD Logistics Inc.(a)(c)	362,600	$429,353
JD.com Inc., Class A	426,058	5,416,542
Jiangsu Expressway Co. Ltd., Class H	218,000	198,193
Jiangsu Hengli Hydraulic Co. Ltd., Class A	38,600	296,081
Jiangsu Hengrui Medicine Co. Ltd., Class A	109,756	716,304
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	26,300	437,095
Jiangxi Copper Co. Ltd., Class H	226,000	319,554
Jiumaojiu International Holdings Ltd.(b)(c)	195,000	212,183
JOYY Inc., ADR	9,401	365,887
Kanzhun Ltd., ADR(a)(b)	40,494	599,311
KE Holdings Inc., ADR	120,857	1,777,806
Kingboard Holdings Ltd.	126,000	306,845
Kingboard Laminates Holdings Ltd.	218,000	204,438
Kingdee International Software Group Co. Ltd.(a)	532,000	705,894
Kingsoft Corp. Ltd.	179,000	624,616
Koolearn Technology Holding Ltd.(a)(b)(c)	72,500	295,764
Kuaishou Technology(a)(c)	421,800	2,716,327
Kunlun Energy Co. Ltd.	702,000	584,839
Kweichow Moutai Co. Ltd., Class A	14,900	3,420,168
Legend Biotech Corp., ADR(a)(b)	10,788	712,763
Lenovo Group Ltd.	1,322,000	1,538,453
Lens Technology Co. Ltd., Class A	158,925	282,969
Li Auto Inc.(a)	210,406	3,558,729
Li Ning Co. Ltd.	437,500	1,340,676
Longfor Group Holdings Ltd.(c)	330,000	480,401
LONGi Green Energy Technology Co. Ltd., Class A	130,496	429,298
Lufax Holding Ltd., ADR	143,908	137,403
Luxshare Precision Industry Co. Ltd., Class A	115,788	518,181
Luzhou Laojiao Co. Ltd., Class A	25,100	732,724
Mango Excellent Media Co. Ltd., Class A	63,400	218,413
Meituan, Class B(a)(c)	921,660	13,064,534
Microport Scientific Corp.(a)(b)	176,200	277,651
MINISO Group Holding Ltd.	17,858	451,986
Minth Group Ltd.	152,000	339,298
Muyuan Foods Co. Ltd., Class A	94,258	484,463
NARI Technology Co. Ltd., Class A	199,344	613,442
NAURA Technology Group Co. Ltd., Class A	10,200	356,541
NetEase Inc.	357,885	7,659,293
New China Life Insurance Co. Ltd., Class A	68,100	310,183
New China Life Insurance Co. Ltd., Class H	119,100	261,265
New Hope Liuhe Co. Ltd., Class A(a)	200,707	277,599
New Oriental Education & Technology Group Inc.(a)	273,610	1,783,947
Nine Dragons Paper Holdings Ltd.(b)	299,000	170,214
Ningbo Deye Technology Co. Ltd., NVS	14,313	134,963
Ningxia Baofeng Energy Group Co. Ltd., Class A	194,200	381,637
NIO Inc., ADR(a)(b)	261,622	1,909,841
Nongfu Spring Co. Ltd., Class H(c)	319,800	1,821,497
Orient Overseas International Ltd.(b)	24,000	302,635
People’s Insurance Co. Group of China Ltd. (The), Class H	1,669,000	550,702
PetroChina Co. Ltd., Class A	207,100	201,064
PetroChina Co. Ltd., Class H	3,996,000	2,608,250
PICC Property & Casualty Co. Ltd., Class H	1,256,285	1,434,621
Pinduoduo Inc., ADR(a)(b)	108,856	11,040,176
Ping An Bank Co. Ltd., Class A	355,700	507,066
Ping An Healthcare and Technology Co. Ltd.(a)(b)(c)	101,300	236,630
Ping An Insurance Group Co. of China Ltd., Class A	184,106	1,140,121
Ping An Insurance Group Co. of China Ltd., Class H	1,218,000	6,178,275
Poly Developments and Holdings Group Co. Ltd., Class A	257,900	386,842
Pop Mart International Group Ltd.(c)	87,200	240,717

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ex U.S. ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Postal Savings Bank of China Co. Ltd., Class A	616,100	$383,570
Postal Savings Bank of China Co. Ltd., Class H(c)	1,254,000	572,362
Qifu Technology Inc.	20,912	309,288
Rongsheng Petrochemical Co. Ltd., Class A	197,150	306,041
SAIC Motor Corp. Ltd., Class A	229,000	453,162
Sany Heavy Equipment International Holdings Co. Ltd.	296,000	388,830
Sany Heavy Industry Co. Ltd., Class A	167,027	329,158
SF Holding Co. Ltd., Class A	78,200	418,177
Shaanxi Coal Industry Co. Ltd., Class A	138,000	339,087
Shandong Gold Mining Co. Ltd., Class A	183,200	592,851
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	450,000	417,686
Shanghai Baosight Software Co. Ltd., Class B	181,534	373,349
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	122,500	282,663
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	214,700	312,346
Shanghai Pudong Development Bank Co. Ltd., Class A	563,500	523,637
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	17,880	601,908
Shenwan Hongyuan Group Co. Ltd., Class A	850,406	508,537
Shenzhen Inovance Technology Co. Ltd., Class A	29,300	241,392
Shenzhen International Holdings Ltd.(b)	226,500	149,291
Shenzhen Kangtai Biological Products Co. Ltd., Class A	59,780	247,049
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	17,600	685,617
Shenzhou International Group Holdings Ltd.	149,200	1,465,513
Sino Biopharmaceutical Ltd.	1,969,000	764,915
Sinomine Resource Group Co. Ltd., Class A	31,120	158,567
Sinopharm Group Co. Ltd., Class H	256,000	612,168
Sinotruk Hong Kong Ltd.	94,500	177,991
Smoore International Holdings Ltd.(b)(c)	373,000	287,455
Sungrow Power Supply Co. Ltd., Class A	25,800	296,326
Sunny Optical Technology Group Co. Ltd.	130,900	1,096,671
Suzhou Maxwell Technologies Co. Ltd., Class A	7,200	118,489
TAL Education Group, ADR(a)	80,186	703,231
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	92,000	231,498
Tencent Holdings Ltd.	1,218,800	45,106,240
Tencent Music Entertainment Group, ADR(a)	127,633	926,616
Tingyi Cayman Islands Holding Corp.	358,000	474,878
Tongcheng Travel Holdings Ltd.(a)	253,600	484,490
Tongwei Co. Ltd., Class A	86,900	323,522
Topsports International Holdings Ltd.(c)	318,000	267,419
TravelSky Technology Ltd., Class H	142,000	224,322
Trina Solar Co. Ltd.	39,617	161,231
Trip.com Group Ltd.(a)	98,960	3,372,717
Tsingtao Brewery Co. Ltd., Class H	112,000	849,355
Uni-President China Holdings Ltd.	226,000	153,935
Vinda International Holdings Ltd.(b)	73,000	180,400
Vipshop Holdings Ltd., ADR(a)	68,161	971,976
Wanhua Chemical Group Co. Ltd., Class A	55,831	674,992
Want Want China Holdings Ltd.	957,000	594,641
Weibo Corp., ADR	11,359	134,377
Weichai Power Co. Ltd., Class H	434,000	649,620
Wens Foodstuffs Group Co. Ltd., Class A	113,360	290,170
Will Semiconductor Co. Ltd. Shanghai, Class A	25,785	387,741
Wingtech Technology Co. Ltd., Class A(a)	35,500	240,838
Wuliangye Yibin Co. Ltd., Class A	53,400	1,134,530

Security	Shares	Value

China (continued)
WuXi AppTec Co. Ltd., Class A	47,614	$561,080
WuXi AppTec Co. Ltd., Class H(b)(c)	58,236	699,795
Wuxi Biologics Cayman Inc.(a)(c)	693,500	4,312,001
Xiaomi Corp., Class B(a)(c)	2,821,000	5,058,117
Xinyi Solar Holdings Ltd.	902,000	530,835
XPeng Inc.(a)(b)	197,532	1,435,421
Xtep International Holdings Ltd.	274,500	249,557
Yadea Group Holdings Ltd.(c)	264,000	481,895
Yankuang Energy Group Co. Ltd., Class H(b)	483,000	838,854
Yihai International Holding Ltd.	98,000	178,350
Yonyou Network Technology Co. Ltd., Class A	109,300	243,996
Yuexiu Property Co. Ltd.	253,200	263,368
Yum China Holdings Inc.	77,059	4,050,221
Yunnan Baiyao Group Co. Ltd., Class A	59,098	409,265
Yunnan Energy New Material Co. Ltd., Class A	25,100	229,615
Zai Lab Ltd.(a)	170,190	434,334
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	10,400	354,716
Zhaojin Mining Industry Co. Ltd., Class H	278,000	344,650
Zhejiang Expressway Co. Ltd., Class H	168,000	126,460
Zhejiang Huayou Cobalt Co. Ltd., Class A	47,900	240,275
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)(c)	124,700	341,755
Zhongsheng Group Holdings Ltd.	156,500	361,405
Zhuzhou CRRC Times Electric Co. Ltd.	118,200	381,475
Zijin Mining Group Co. Ltd., Class A	466,300	788,239
Zijin Mining Group Co. Ltd., Class H	846,000	1,308,686
ZTE Corp., Class A	43,200	153,946
ZTE Corp., Class H	130,800	290,671
ZTO Express Cayman Inc., ADR	78,495	1,850,127
		342,122,035
Colombia — 0.0%
Bancolombia SA	35,968	256,477
Interconexion Electrica SA ESP	75,843	267,183
		523,660
Czech Republic — 0.0%
CEZ AS	27,853	1,191,806
Komercni Banka AS	14,325	419,845
Moneta Money Bank AS(c)	63,542	245,665
		1,857,316
Denmark — 2.2%
AP Moller - Maersk A/S, Class A	664	1,084,153
AP Moller - Maersk A/S, Class B, NVS	766	1,276,333
Carlsberg A/S, Class B	17,773	2,118,064
Chr Hansen Holding A/S	19,988	1,363,975
Coloplast A/S, Class B	25,477	2,656,851
Danske Bank A/S	124,110	2,911,462
Demant A/S(a)	18,883	720,567
DSV A/S	34,013	5,082,933
Genmab A/S(a)	11,964	3,382,017
Novo Nordisk A/S	595,057	57,408,842
Novozymes A/S, Class B	38,523	1,731,337
Orsted A/S(c)	35,856	1,732,530
Pandora A/S	15,367	1,742,933
Rockwool A/S, Class B	1,789	398,093
Tryg A/S	65,017	1,269,623
Vestas Wind Systems A/S(a)	185,031	4,010,504
		88,890,217
Egypt — 0.0%
Commercial International Bank Egypt SAE	462,852	633,692

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ex U.S. ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Egypt (continued)
Eastern Co. SAE	195,734	$116,664
		750,356
Finland — 0.6%
Elisa OYJ	25,256	1,071,073
Fortum OYJ	80,881	960,335
Kesko OYJ, Class B	53,272	900,909
Kone OYJ, Class B	60,878	2,636,222
Metso OYJ	120,524	1,061,868
Neste OYJ	78,428	2,635,802
Nokia OYJ	1,000,442	3,332,153
Orion OYJ, Class B	20,363	810,152
Sampo OYJ, Class A	84,583	3,326,549
Stora Enso OYJ, Class R	105,572	1,268,806
UPM-Kymmene OYJ	94,723	3,189,884
Wartsila OYJ Abp	90,273	1,077,272
		22,271,025
France — 7.6%
Accor SA	32,893	1,049,372
Aeroports de Paris	5,631	632,354
Air Liquide SA	95,139	16,302,273
Airbus SE	107,778	14,450,459
Alstom SA	57,062	772,760
Amundi SA(c)	11,355	593,177
ArcelorMittal SA	86,302	1,909,626
Arkema SA	11,077	1,037,946
AXA SA	332,298	9,846,131
BioMerieux	8,607	826,379
BNP Paribas SA	192,851	11,089,705
Bollore SE	158,093	863,037
Bouygues SA	37,023	1,302,432
Bureau Veritas SA	55,026	1,253,370
Capgemini SE	30,275	5,350,465
Carrefour SA	105,489	1,849,376
Cie. de Saint-Gobain	86,025	4,682,699
Cie. Generale des Etablissements Michelin SCA	125,929	3,741,156
Covivio	9,503	407,245
Credit Agricole SA	222,568	2,687,485
Danone SA	115,004	6,841,641
Dassault Aviation SA	4,542	902,901
Dassault Systemes SE	120,892	4,979,949
Edenred	45,182	2,405,104
Eiffage SA	12,483	1,132,839
Engie SA	331,768	5,276,732
EssilorLuxottica SA	53,238	9,640,520
Eurazeo SE	7,578	427,222
Eurofins Scientific SE	24,686	1,252,463
Euronext NV(c)	15,435	1,076,415
Gecina SA	8,231	808,209
Getlink SE	65,386	1,055,898
Hermes International	5,747	10,722,896
Ipsen SA	7,290	861,623
Kering SA	13,579	5,522,600
Klepierre SA	41,764	1,014,188
La Francaise des Jeux SAEM(c)	17,483	563,948
Legrand SA	49,344	4,268,570
L’Oreal SA	43,385	18,236,037
LVMH Moet Hennessy Louis Vuitton SE	49,816	35,664,786
Orange SA	331,891	3,903,716
Pernod Ricard SA	37,395	6,640,467
Publicis Groupe SA	42,362	3,225,582
Remy Cointreau SA	4,251	483,001

Security	Shares	Value

France (continued)
Renault SA	34,616	$1,214,475
Safran SA	61,828	9,658,737
Sanofi	205,609	18,670,579
Sartorius Stedim Biotech	5,206	974,682
Schneider Electric SE	99,405	15,294,185
SEB SA	4,730	467,732
Societe Generale SA	133,029	2,989,397
Sodexo SA	15,987	1,691,882
Teleperformance	11,147	1,282,369
Thales SA	19,515	2,879,976
TotalEnergies SE	410,087	27,417,389
Unibail-Rodamco-Westfield, New(a)	21,408	1,060,749
Valeo	36,921	487,840
Veolia Environnement SA	121,871	3,339,314
Vinci SA	95,965	10,611,274
Vivendi SE	121,078	1,085,767
Wendel SE	5,615	420,605
Worldline SA/France(a)(c)	43,632	554,821
		307,656,527
Germany — 4.9%
adidas AG	29,537	5,251,909
Allianz SE, Registered	72,983	17,095,720
BASF SE	160,535	7,417,865
Bayer AG, Registered	178,719	7,722,190
Bayerische Motoren Werke AG	54,910	5,106,867
Bechtle AG	15,272	682,549
Beiersdorf AG	17,813	2,342,765
Brenntag SE	26,715	1,986,570
Carl Zeiss Meditec AG, Bearer	7,711	669,565
Commerzbank AG	194,174	2,094,274
Continental AG	20,324	1,326,933
Covestro AG(a)(c)	35,933	1,820,444
Daimler Truck Holding AG	87,739	2,756,779
Delivery Hero SE(a)(c)	30,825	787,767
Deutsche Bank AG, Registered	349,038	3,841,007
Deutsche Boerse AG	34,539	5,684,999
Deutsche Lufthansa AG, Registered(a)	111,212	779,815
Deutsche Post AG, Registered	179,348	7,002,372
Deutsche Telekom AG, Registered	586,005	12,718,456
E.ON SE	411,795	4,899,587
Evonik Industries AG	37,226	685,140
Fresenius Medical Care AG & Co. KGaA	36,923	1,226,810
Fresenius SE & Co. KGaA	79,110	2,034,968
GEA Group AG	27,877	953,405
Hannover Rueck SE	11,051	2,440,208
HeidelbergCement AG	26,782	1,944,195
HelloFresh SE(a)	31,749	694,452
Henkel AG & Co. KGaA	20,038	1,266,409
Infineon Technologies AG	238,155	6,956,557
Knorr-Bremse AG	12,877	719,238
LEG Immobilien SE(a)	14,755	922,359
Mercedes-Benz Group AG	145,208	8,543,204
Merck KGaA	23,757	3,588,219
MTU Aero Engines AG	9,864	1,854,004
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	25,166	10,099,316
Nemetschek SE	11,112	830,326
Puma SE	19,571	1,109,052
Rational AG	940	536,062
Rheinmetall AG	7,937	2,278,660
RWE AG	116,212	4,446,899
SAP SE	188,489	25,282,468

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ex U.S. ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Scout24 SE(c)	15,445	$950,178
Siemens AG, Registered	138,586	18,390,203
Siemens Healthineers AG(c)	51,475	2,532,403
Symrise AG, Class A	25,444	2,600,104
Talanx AG(a)	11,590	730,393
Telefonica Deutschland Holding AG	180,310	306,540
Volkswagen AG	6,928	800,876
Vonovia SE	133,458	3,072,481
Wacker Chemie AG	3,531	433,335
Zalando SE(a)(c)	40,507	947,478
		201,164,375
Greece — 0.1%
Alpha Services and Holdings SA(a)	416,946	624,140
Eurobank Ergasias Services and Holdings SA, Class A(a)	492,869	805,606
Hellenic Telecommunications Organization SA	34,927	489,550
JUMBO SA	23,107	607,815
Mytilineos SA	20,645	764,120
National Bank of Greece SA(a)	106,964	612,620
OPAP SA	39,345	666,437
Piraeus Financial Holdings SA(a)	106,209	314,819
Public Power Corp. SA(a)	45,305	462,431
		5,347,538
Hong Kong — 1.5%
AIA Group Ltd.	2,140,600	18,588,548
BOC Hong Kong Holdings Ltd.	684,500	1,810,187
Budweiser Brewing Co. APAC Ltd.(c)	300,800	571,624
CK Asset Holdings Ltd.	347,060	1,734,718
CK Hutchison Holdings Ltd.	470,560	2,382,108
CK Infrastructure Holdings Ltd.	130,500	604,873
CLP Holdings Ltd.	298,500	2,184,656
ESR Group Ltd.(b)(c)	454,200	583,600
Futu Holdings Ltd., ADR(a)(b)	10,590	587,216
Galaxy Entertainment Group Ltd.	400,000	2,248,585
Hang Lung Properties Ltd.	361,000	474,519
Hang Seng Bank Ltd.	142,100	1,624,642
Henderson Land Development Co. Ltd.	234,617	613,866
HKT Trust & HKT Ltd., Class SS	658,000	681,546
Hong Kong & China Gas Co. Ltd.	2,056,748	1,431,720
Hong Kong Exchanges & Clearing Ltd.	224,400	7,850,105
Hongkong Land Holdings Ltd.	198,400	629,269
Jardine Matheson Holdings Ltd.	30,800	1,248,050
Link REIT	466,720	2,141,843
MTR Corp. Ltd.	262,000	979,404
New World Development Co. Ltd.(b)	255,750	469,383
Power Assets Holdings Ltd.	251,500	1,202,377
Sands China Ltd.(a)	448,000	1,206,038
Sino Land Co. Ltd.(b)	684,000	682,856
SITC International Holdings Co. Ltd.	282,000	434,394
Sun Hung Kai Properties Ltd.	264,000	2,710,937
Swire Pacific Ltd., Class A	94,500	603,651
Swire Properties Ltd.	208,800	404,280
Techtronic Industries Co. Ltd.	251,500	2,296,076
WH Group Ltd.(c)	1,498,500	894,954
Wharf Real Estate Investment Co. Ltd.	299,000	1,045,914
Xinyi Glass Holdings Ltd.	374,000	429,733
		61,351,672
Hungary — 0.1%
MOL Hungarian Oil & Gas PLC	85,547	680,684
OTP Bank Nyrt	41,886	1,558,997

Security	Shares	Value

Hungary (continued)
Richter Gedeon Nyrt	28,192	$661,025
		2,900,706
India — 4.5%
ABB India Ltd.	9,218	454,637
Adani Enterprises Ltd.	30,442	839,422
Adani Green Energy Ltd.(a)	49,845	545,783
Adani Ports & Special Economic Zone Ltd.	89,995	848,996
Adani Power Ltd.(a)	129,631	565,256
Ambuja Cements Ltd.	116,384	593,757
Apollo Hospitals Enterprise Ltd.	19,587	1,134,147
Ashok Leyland Ltd.	223,345	450,302
Asian Paints Ltd.	72,229	2,601,777
Astral Ltd.	19,140	425,475
AU Small Finance Bank Ltd.(c)	28,560	229,546
Aurobindo Pharma Ltd.	56,488	576,420
Avenue Supermarts Ltd.(a)(c)	29,917	1,306,204
Axis Bank Ltd.	409,687	4,834,227
Bajaj Auto Ltd.	13,114	836,553
Bajaj Finance Ltd.	49,901	4,492,060
Bajaj Finserv Ltd.	74,175	1,398,620
Bajaj Holdings & Investment Ltd.	4,363	362,984
Balkrishna Industries Ltd.	15,136	464,248
Bandhan Bank Ltd.(c)	125,976	324,385
Bank of Baroda	174,644	411,796
Berger Paints India Ltd.	36,772	246,729
Bharat Electronics Ltd.	612,039	980,543
Bharat Forge Ltd.	45,441	556,585
Bharat Petroleum Corp. Ltd.	158,958	666,376
Bharti Airtel Ltd.	415,062	4,558,463
Britannia Industries Ltd.	20,112	1,069,864
CG Power and Industrial Solutions Ltd.	123,288	577,369
Cholamandalam Investment and Finance Co. Ltd.	75,498	1,031,735
Cipla Ltd.	89,944	1,296,554
Coal India Ltd.	275,055	1,038,259
Colgate-Palmolive India Ltd.	25,045	635,873
Container Corp. of India Ltd.	22,119	182,905
Cummins India Ltd.	22,662	456,467
Dabur India Ltd.	113,159	718,856
Divi’s Laboratories Ltd.	22,798	927,799
DLF Ltd.	100,953	683,895
Dr. Reddy’s Laboratories Ltd.	19,864	1,282,113
Eicher Motors Ltd.	26,188	1,036,468
GAIL India Ltd.	491,575	705,813
Godrej Consumer Products Ltd.(a)	78,688	937,570
Godrej Properties Ltd.(a)	19,439	387,902
Grasim Industries Ltd.	55,763	1,263,808
Havells India Ltd.	44,848	671,445
HCL Technologies Ltd.	169,725	2,603,314
HDFC Asset Management Co. Ltd.(c)	13,223	434,339
HDFC Bank Ltd.	501,815	8,904,471
HDFC Life Insurance Co. Ltd.(c)	170,605	1,267,368
Hero MotoCorp Ltd.	22,570	837,559
Hindalco Industries Ltd.	235,889	1,302,049
Hindustan Aeronautics Ltd., NVS	28,540	624,591
Hindustan Petroleum Corp. Ltd.(a)	115,196	342,719
Hindustan Unilever Ltd.	149,862	4,472,389
ICICI Bank Ltd.	967,790	10,647,433
ICICI Lombard General Insurance Co. Ltd.(c)	39,435	650,851
ICICI Prudential Life Insurance Co. Ltd.(c)	84,359	532,334
IDFC First Bank Ltd.(a)	554,507	551,042
Indian Hotels Co. Ltd. (The), Class A	134,605	619,958
Indian Oil Corp. Ltd.	472,642	509,148

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ex U.S. ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Indian Railway Catering & Tourism Corp. Ltd.	44,667	$357,022
Indraprastha Gas Ltd.	73,609	338,128
Info Edge India Ltd.	15,003	736,273
Infosys Ltd.	603,309	9,921,878
InterGlobe Aviation Ltd.(a)(c)	26,066	768,232
ITC Ltd.	540,196	2,780,681
Jindal Steel & Power Ltd.	52,332	398,464
Jio Financial Services Ltd., NVS(a)	549,465	1,445,288
JSW Steel Ltd.	122,907	1,087,491
Jubilant Foodworks Ltd.	79,991	481,313
Kotak Mahindra Bank Ltd.	198,379	4,147,079
Larsen & Toubro Infotech Ltd.(c)	16,601	1,010,018
Larsen & Toubro Ltd.	122,853	4,323,306
Lupin Ltd.	44,376	601,340
Mahindra & Mahindra Ltd.	168,710	2,956,689
Marico Ltd.	111,810	720,485
Maruti Suzuki India Ltd.	24,059	3,004,406
Max Healthcare Institute Ltd.	138,990	957,803
Mphasis Ltd.	13,534	345,527
MRF Ltd.	431	560,777
Muthoot Finance Ltd.	11,675	182,167
Nestle India Ltd.	6,240	1,817,019
NTPC Ltd.	784,516	2,222,653
Oil & Natural Gas Corp. Ltd.	512,818	1,147,474
Page Industries Ltd.	1,230	558,893
Petronet LNG Ltd.	176,755	423,675
PI Industries Ltd.	16,802	686,221
Pidilite Industries Ltd.	33,382	985,603
Power Finance Corp. Ltd.	218,288	646,458
Power Grid Corp. of India Ltd.	758,991	1,843,388
REC Ltd.	204,555	707,045
Reliance Industries Ltd.	549,465	15,109,066
Samvardhana Motherson International Ltd.	394,846	436,079
SBI Cards & Payment Services Ltd.	42,708	382,722
SBI Life Insurance Co. Ltd.(c)	85,099	1,397,686
Shree Cement Ltd.	1,799	554,474
Shriram Transport Finance Co. Ltd.	50,902	1,148,612
Siemens Ltd.	13,105	524,342
Sona Blw Precision Forgings Ltd.(c)	74,159	482,624
SRF Ltd.	25,792	680,102
State Bank of India	338,132	2,297,633
Sun Pharmaceutical Industries Ltd.	167,049	2,184,023
Supreme Industries Ltd.	10,031	521,580
Tata Consultancy Services Ltd.	165,470	6,698,819
Tata Consumer Products Ltd.	122,612	1,326,677
Tata Elxsi Ltd.	6,477	593,306
Tata Motors Ltd.	307,428	2,322,007
Tata Power Co. Ltd. (The)	266,965	768,088
Tata Steel Ltd.	1,352,598	1,930,140
Tech Mahindra Ltd.	97,084	1,323,073
Titan Co. Ltd.	67,264	2,578,616
Torrent Pharmaceuticals Ltd.	14,876	343,864
Trent Ltd.	32,126	831,561
Tube Investments of India Ltd.	21,732	822,157
TVS Motor Co. Ltd.	41,733	797,492
UltraTech Cement Ltd.	19,180	1,941,092
United Spirits Ltd.(a)	63,615	788,905
UPL Ltd.	96,089	623,901
Varun Beverages Ltd.	88,479	965,734
Vedanta Ltd.	146,594	381,486
Wipro Ltd.	225,235	1,033,991
Yes Bank Ltd.(a)	2,330,695	446,691

Security	Shares	Value

India (continued)
Zomato Ltd.(a)	748,924	$947,257
		181,256,147
Indonesia — 0.5%
Adaro Energy Indonesia Tbk PT	3,117,700	503,038
Aneka Tambang Tbk	1,641,900	175,919
Astra International Tbk PT	3,568,500	1,298,147
Bank Central Asia Tbk PT	10,039,900	5,531,188
Bank Mandiri Persero Tbk PT	6,951,668	2,483,498
Bank Negara Indonesia Persero Tbk PT	2,453,200	740,343
Bank Rakyat Indonesia Persero Tbk PT	12,472,816	3,900,049
Barito Pacific Tbk PT	5,997,232	424,733
Charoen Pokphand Indonesia Tbk PT(a)	1,543,200	563,460
GoTo Gojek Tokopedia Tbk PT(a)	153,233,500	579,720
Indah Kiat Pulp & Paper Tbk PT	557,200	336,773
Indofood CBP Sukses Makmur Tbk PT	324,000	211,105
Indofood Sukses Makmur Tbk PT	591,300	247,550
Kalbe Farma Tbk PT	4,820,900	512,725
Merdeka Copper Gold Tbk PT(a)	2,783,707	390,431
Sarana Menara Nusantara Tbk PT	3,412,000	191,359
Semen Indonesia Persero Tbk PT	424,530	163,127
Sumber Alfaria Trijaya Tbk PT	3,141,100	571,468
Telkom Indonesia Persero Tbk PT	9,076,100	1,989,624
Unilever Indonesia Tbk PT	1,457,300	332,101
United Tractors Tbk PT	267,345	423,075
Vale Indonesia Tbk PT	522,100	162,712
		21,732,145
Ireland — 0.5%
AIB Group PLC	184,125	799,383
Bank of Ireland Group PLC	182,490	1,635,424
CRH PLC	144,432	7,751,207
Flutter Entertainment PLC, Class DI(a)	31,598	4,962,694
Kerry Group PLC, Class A	28,391	2,193,029
Kingspan Group PLC	30,022	2,020,446
Smurfit Kappa Group PLC	41,507	1,352,959
		20,715,142
Israel — 0.4%
Azrieli Group Ltd.	9,037	389,108
Bank Hapoalim BM	232,449	1,662,695
Bank Leumi Le-Israel BM	280,495	1,806,645
Check Point Software Technologies Ltd.(a)(b)	17,729	2,380,118
CyberArk Software Ltd.(a)	7,689	1,258,228
Elbit Systems Ltd.	5,192	965,718
Global-e Online Ltd.(a)(b)	16,136	566,535
ICL Group Ltd.	133,496	649,308
Isracard Ltd.	1	2
Israel Discount Bank Ltd., Class A	233,894	1,028,042
Mizrahi Tefahot Bank Ltd.	29,493	912,856
Monday.com Ltd.(a)	3,992	518,920
Nice Ltd.(a)	11,763	1,803,217
Teva Pharmaceutical Industries Ltd., ADR(a)	202,741	1,739,518
Wix.com Ltd.(a)	10,286	821,851
		16,502,761
Italy — 1.6%
Amplifon SpA	23,170	654,864
Assicurazioni Generali SpA	177,701	3,529,789
DiaSorin SpA	4,637	415,579
Enel SpA	1,460,978	9,273,676
Eni SpA	422,849	6,912,594
Ferrari NV	23,202	7,023,336
FinecoBank Banca Fineco SpA	108,694	1,282,224
Infrastrutture Wireless Italiane SpA(c)	73,761	807,671

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ex U.S. ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Italy (continued)
Intesa Sanpaolo SpA	2,856,651	$7,443,835
Mediobanca Banca di Credito Finanziario SpA	118,061	1,410,291
Moncler SpA	37,516	1,948,475
Nexi SpA(a)(c)	102,749	597,055
Poste Italiane SpA(c)	82,333	815,116
Prysmian SpA	47,262	1,769,820
Recordati Industria Chimica e Farmaceutica SpA	18,491	855,289
Snam SpA	381,329	1,748,600
Stellantis NV	407,181	7,607,095
Telecom Italia SpA/Milano(a)(b)	1,798,785	465,099
Tenaris SA, NVS.	89,384	1,415,966
Terna - Rete Elettrica Nazionale	260,854	1,997,368
UniCredit SpA	336,337	8,431,838
		66,405,580
Japan — 14.7%
Advantest Corp.	141,300	3,639,693
Aeon Co. Ltd.	117,100	2,463,739
AGC Inc.	35,600	1,211,079
Aisin Corp.	26,300	916,157
Ajinomoto Co. Inc.	84,600	3,089,818
ANA Holdings Inc.(a)	27,900	547,729
Asahi Group Holdings Ltd.	87,100	3,150,441
Asahi Intecc Co. Ltd.	41,600	698,989
Asahi Kasei Corp.	227,000	1,395,546
Astellas Pharma Inc.	336,300	4,254,151
Azbil Corp.	23,500	694,393
Bandai Namco Holdings Inc.	111,200	2,303,897
BayCurrent Consulting Inc.	24,700	620,137
Bridgestone Corp.	105,400	3,988,884
Brother Industries Ltd.	45,100	703,571
Canon Inc.	182,400	4,312,059
Capcom Co. Ltd.	33,100	1,065,466
Central Japan Railway Co.	126,000	2,836,058
Chiba Bank Ltd. (The)	102,200	761,241
Chubu Electric Power Co. Inc.	113,200	1,367,925
Chugai Pharmaceutical Co. Ltd.	123,900	3,674,448
Concordia Financial Group Ltd.	210,100	976,208
CyberAgent Inc.	89,600	470,351
Dai Nippon Printing Co. Ltd.	40,800	1,064,360
Daifuku Co. Ltd.	51,900	857,538
Dai-ichi Life Holdings Inc.	171,200	3,616,603
Daiichi Sankyo Co. Ltd.	336,800	8,684,116
Daikin Industries Ltd.	47,700	6,877,333
Daito Trust Construction Co. Ltd.	10,600	1,137,023
Daiwa House Industry Co. Ltd.	107,500	2,956,858
Daiwa House REIT Investment Corp.	467	826,472
Daiwa Securities Group Inc.	253,100	1,459,493
Denso Corp.	316,400	4,672,067
Dentsu Group Inc.	37,600	1,092,129
Disco Corp.	17,200	3,037,503
East Japan Railway Co.	54,300	2,820,194
Eisai Co. Ltd.	47,200	2,500,577
ENEOS Holdings Inc.	525,500	1,947,196
FANUC Corp.	178,500	4,429,727
Fast Retailing Co. Ltd.	32,700	7,239,662
Fuji Electric Co. Ltd.	22,900	871,909
FUJIFILM Holdings Corp.	68,400	3,741,327
Fujitsu Ltd.	31,800	4,119,609
GLP J-Reit	934	836,544
GMO Payment Gateway Inc.	8,100	323,508
Hakuhodo DY Holdings Inc.	43,300	351,388
Hamamatsu Photonics KK	25,400	943,433

Security	Shares	Value

Japan (continued)
Hankyu Hanshin Holdings Inc.	41,200	$1,296,300
Hikari Tsushin Inc.	3,900	562,664
Hirose Electric Co. Ltd.	6,700	759,103
Hitachi Construction Machinery Co.Ltd.	19,000	490,879
Hitachi Ltd.	170,300	10,794,734
Honda Motor Co. Ltd.	835,000	8,557,725
Hoshizaki Corp.	23,500	758,924
Hoya Corp.	65,200	6,276,712
Hulic Co. Ltd.	68,900	631,684
Ibiden Co. Ltd.	22,000	938,002
Idemitsu Kosan Co. Ltd.	39,972	907,568
Iida Group Holdings Co. Ltd.	25,700	399,049
Inpex Corp.	177,900	2,581,483
Isuzu Motors Ltd.	104,900	1,169,703
ITOCHU Corp.	214,700	7,733,714
Japan Airlines Co. Ltd.	26,200	481,655
Japan Exchange Group Inc.	93,900	1,856,853
Japan Metropolitan Fund Invest	1,295	835,724
Japan Post Bank Co. Ltd.	266,900	2,473,950
Japan Post Holdings Co. Ltd.	410,300	3,631,649
Japan Post Insurance Co. Ltd.	34,400	662,409
Japan Real Estate Investment Corp.	222	824,579
Japan Tobacco Inc.	220,500	5,132,988
JFE Holdings Inc.	85,000	1,184,293
JSR Corp.	35,300	944,838
Kajima Corp.	72,600	1,199,888
Kansai Electric Power Co. Inc. (The)	134,300	1,719,555
Kao Corp.	82,900	3,024,515
Kawasaki Kisen Kaisha Ltd.	28,200	966,977
KDDI Corp.	269,500	8,062,018
Keio Corp.	21,700	643,936
Keisei Electric Railway Co. Ltd.	24,400	919,139
Kenedix Office Investment Corp.	756	788,499
Keyence Corp.	36,000	13,936,264
Kikkoman Corp.	26,200	1,490,643
Kintetsu Group Holdings Co. Ltd.	33,300	936,954
Kirin Holdings Co. Ltd.	140,600	1,975,896
Kobayashi Pharmaceutical Co. Ltd.	8,800	363,292
Kobe Bussan Co. Ltd.	27,400	678,097
Koei Tecmo Holdings Co. Ltd.	21,700	283,351
Koito Manufacturing Co. Ltd.	39,000	584,327
Komatsu Ltd.	165,600	3,804,889
Konami Group Corp.	17,200	890,996
Kose Corp.	6,300	417,381
Kubota Corp.	184,700	2,484,075
Kurita Water Industries Ltd.	21,200	644,128
Kyocera Corp.	59,300	2,922,980
Kyowa Kirin Co. Ltd.	49,900	782,646
Lasertec Corp.	14,300	2,362,077
Lixil Corp.	50,900	558,122
M3 Inc.	82,400	1,269,058
Makita Corp.	42,300	1,093,321
Marubeni Corp.	281,900	4,121,879
MatsukiyoCocokara & Co.	63,400	1,112,149
Mazda Motor Corp.	104,000	1,005,263
McDonald’s Holdings Co. Japan Ltd.(b)	15,000	583,617
MEIJI Holdings Co. Ltd.	41,180	1,013,605
MINEBEA MITSUMI Inc.	64,000	1,003,475
MISUMI Group Inc.	57,700	873,501
Mitsubishi Chemical Group Corp.	224,500	1,270,357
Mitsubishi Corp.	210,100	9,793,926
Mitsubishi Electric Corp.	353,900	4,057,997

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ex U.S. ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Mitsubishi Estate Co. Ltd.	198,500	$2,540,863
Mitsubishi HC Capital Inc.	128,100	844,465
Mitsubishi Heavy Industries Ltd.	58,200	2,997,571
Mitsubishi UFJ Financial Group Inc.	2,076,500	17,420,064
Mitsui & Co. Ltd.	237,900	8,646,277
Mitsui Chemicals Inc.	30,900	778,818
Mitsui Fudosan Co. Ltd.	163,400	3,541,672
Mitsui OSK Lines Ltd.	61,700	1,592,927
Mizuho Financial Group Inc.	435,360	7,391,708
MonotaRO Co. Ltd.	47,000	375,623
MS&AD Insurance Group Holdings Inc.	79,000	2,894,600
Murata Manufacturing Co. Ltd.	314,300	5,383,763
NEC Corp.	45,800	2,205,297
Nexon Co. Ltd.	63,900	1,172,517
NGK Insulators Ltd.	43,800	535,159
Nidec Corp.	76,600	2,809,768
Nintendo Co. Ltd.	187,700	7,754,716
Nippon Building Fund Inc.	263	1,056,717
Nippon Express Holdings Inc.	13,400	688,698
Nippon Paint Holdings Co. Ltd.	179,000	1,203,436
Nippon Prologis REIT Inc.	451	802,498
Nippon Sanso Holdings Corp.	35,400	892,735
Nippon Steel Corp.	153,886	3,319,143
Nippon Telegraph & Telephone Corp.	5,279,000	6,212,194
Nippon Yusen KK	90,600	2,216,732
Nissan Chemical Corp.	24,600	1,003,315
Nissan Motor Co. Ltd.	417,200	1,605,378
Nissin Foods Holdings Co. Ltd.	13,000	1,131,112
Nitori Holdings Co. Ltd.	15,000	1,624,421
Nitto Denko Corp.	27,200	1,759,997
Nomura Holdings Inc.	550,900	2,128,350
Nomura Real Estate Holdings Inc.	23,200	541,861
Nomura Real Estate Master Fund Inc.	731	806,628
Nomura Research Institute Ltd.	73,100	1,918,870
NTT Data Corp.	116,100	1,431,502
Obayashi Corp.	116,900	1,001,343
Obic Co. Ltd.	12,800	1,892,048
Odakyu Electric Railway Co. Ltd.	59,500	847,061
Oji Holdings Corp.	142,400	609,028
Olympus Corp.	231,700	3,094,435
Omron Corp.	34,100	1,221,708
Ono Pharmaceutical Co. Ltd.	66,400	1,146,693
Open House Group Co. Ltd.	16,000	527,365
Oracle Corp. Japan	7,900	560,423
Oriental Land Co. Ltd.	198,800	6,430,258
ORIX Corp.	216,900	3,944,616
Osaka Gas Co. Ltd.	73,300	1,382,275
Otsuka Corp.	19,200	769,816
Otsuka Holdings Co. Ltd.	71,300	2,398,956
Pan Pacific International Holdings Corp.	69,600	1,347,863
Panasonic Holdings Corp.	399,700	3,506,764
Persol Holdings Co. Ltd.	407,000	610,262
Rakuten Group Inc.	270,200	999,448
Recruit Holdings Co. Ltd.	264,300	7,578,194
Renesas Electronics Corp.(a)	235,100	3,088,184
Resona Holdings Inc.	392,300	2,096,184
Ricoh Co. Ltd.	107,500	871,299
Rohm Co. Ltd.	60,700	972,533
SBI Holdings Inc.	48,000	1,032,717
SCSK Corp.	26,900	459,190
Secom Co. Ltd.	38,600	2,680,955
Seiko Epson Corp.	50,500	701,100

Security	Shares	Value

Japan (continued)
Sekisui Chemical Co. Ltd.	67,400	$923,169
Sekisui House Ltd.	109,800	2,150,186
Seven & i Holdings Co. Ltd.	136,000	4,982,863
SG Holdings Co. Ltd.	58,100	823,545
Sharp Corp.(a)	49,800	311,360
Shimadzu Corp.	42,200	997,873
Shimano Inc.	14,100	2,029,075
Shimizu Corp.	98,000	697,416
Shin-Etsu Chemical Co. Ltd.	331,400	9,909,976
Shionogi & Co. Ltd.	49,700	2,314,261
Shiseido Co. Ltd.	73,700	2,337,430
Shizuoka Financial Group Inc., NVS	91,500	778,093
SMC Corp.	10,800	4,987,040
SoftBank Corp.	504,000	5,698,656
SoftBank Group Corp.	186,900	7,654,313
Sompo Holdings Inc.	56,500	2,447,577
Sony Group Corp.	229,000	19,038,796
Square Enix Holdings Co. Ltd.	14,400	478,394
Subaru Corp.	109,400	1,893,746
SUMCO Corp.	61,200	790,836
Sumitomo Chemical Co. Ltd.	253,000	643,066
Sumitomo Corp.	193,100	3,795,894
Sumitomo Electric Industries Ltd.	127,400	1,337,474
Sumitomo Metal Mining Co. Ltd.	44,800	1,258,519
Sumitomo Mitsui Financial Group Inc.	231,900	11,179,429
Sumitomo Mitsui Trust Holdings Inc.	60,700	2,276,055
Sumitomo Realty & Development Co. Ltd.	51,100	1,282,300
Suntory Beverage & Food Ltd.	23,300	701,168
Suzuki Motor Corp.	65,900	2,557,711
Sysmex Corp.	30,800	1,475,406
T&D Holdings Inc.	96,600	1,723,268
Taisei Corp.	31,600	1,071,641
Takeda Pharmaceutical Co. Ltd.	281,513	7,641,593
TDK Corp.	72,800	2,723,827
Terumo Corp.	122,500	3,351,377
TIS Inc.	40,500	867,301
Tobu Railway Co. Ltd.	41,400	996,475
Toho Co. Ltd.	19,500	666,180
Tokio Marine Holdings Inc.	330,500	7,394,018
Tokyo Electric Power Co. Holdings Inc.(a)	274,400	1,161,189
Tokyo Electron Ltd.	87,000	11,495,976
Tokyo Gas Co. Ltd.	71,900	1,614,670
Tokyu Corp.	95,200	1,074,716
Toppan Inc.	47,500	1,095,534
Toray Industries Inc.	250,800	1,213,330
Tosoh Corp.	47,300	579,151
TOTO Ltd.	23,800	573,856
Toyota Industries Corp.	25,900	1,919,571
Toyota Motor Corp.	1,928,500	33,736,676
Toyota Tsusho Corp.	39,100	2,081,539
Trend Micro Inc.	25,400	957,189
Unicharm Corp.	73,100	2,483,856
USS Co.Ltd.	41,800	730,618
Welcia Holdings Co. Ltd.(b)	18,500	306,652
West Japan Railway Co.	38,900	1,482,656
Yakult Honsha Co. Ltd.	46,900	1,105,195
Yamaha Corp.	25,800	689,116
Yamaha Motor Co. Ltd.	52,600	1,285,378
Yamato Holdings Co. Ltd.	48,500	807,817
Yaskawa Electric Corp.	44,900	1,469,717
Yokogawa Electric Corp.	44,300	804,276
Z Holdings Corp.	475,300	1,211,771

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ex U.S. ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Zensho Holdings Co. Ltd.	19,100	$1,003,931
ZOZO Inc.	23,500	446,847
		599,593,171
Kazakhstan — 0.0%
Polymetal International PLC(a)(d)	52,614	6

Kuwait — 0.2%
Agility Public Warehousing Co. KSC(a)	314,309	535,162
Boubyan Bank KSCP	322,888	611,878
Gulf Bank KSCP	179,595	137,668
Kuwait Finance House KSCP	1,449,978	3,207,898
Mabanee Co. KPSC	120,124	320,552
Mobile Telecommunications Co. KSCP	483,071	751,499
National Bank of Kuwait SAKP	1,345,391	3,813,850
		9,378,507
Malaysia — 0.4%
AMMB Holdings Bhd	141,400	113,437
Axiata Group Bhd	591,100	270,452
CIMB Group Holdings Bhd	1,123,300	1,345,822
Dialog Group Bhd	759,300	342,589
DiGi.Com Bhd	728,500	646,774
Genting Bhd	423,400	358,274
Genting Malaysia Bhd	559,800	284,466
Hong Leong Bank Bhd	148,500	604,663
Hong Leong Financial Group Bhd	100,400	370,033
IHH Healthcare Bhd	503,600	633,929
Inari Amertron Bhd	581,500	348,643
IOI Corp.Bhd	629,800	519,642
Kuala Lumpur Kepong Bhd	85,100	392,834
Malayan Banking Bhd	855,900	1,620,695
Malaysia Airports Holdings Bhd	211,200	327,678
Maxis Bhd(b)	608,900	506,293
MISC Bhd	168,200	255,945
MR DIY Group M Bhd(c)	323,500	100,506
Petronas Chemicals Group Bhd	485,700	748,952
Petronas Dagangan Bhd	61,800	296,516
Petronas Gas Bhd	183,000	660,636
PPB Group Bhd	195,200	621,920
Press Metal Aluminium Holdings Bhd	829,400	857,331
Public Bank Bhd	2,650,000	2,314,514
RHB Bank Bhd	391,595	458,676
Sime Darby Bhd	511,200	245,692
Sime Darby Plantation Bhd	420,500	383,340
Telekom Malaysia Bhd	131,500	139,985
Tenaga Nasional Bhd	416,400	865,224
		16,635,461
Mexico — 0.7%
Alfa SAB de CV, Class A	377,900	235,598
America Movil SAB de CV	3,546,800	2,929,272
Arca Continental SAB de CV	80,400	720,965
Banco del Bajio SA(c)	134,400	411,348
Cemex SAB de CV, NVS(a)	2,841,508	1,706,891
Coca-Cola Femsa SAB de CV	90,200	684,367
Fibra Uno Administracion SA de CV	633,100	961,115
Fomento Economico Mexicano SAB de CV	356,100	4,030,493
Gruma SAB de CV, Class B	29,315	510,122
Grupo Aeroportuario del Pacifico SAB de CV, Class B	68,100	794,393
Grupo Aeroportuario del Sureste SAB de CV, Class B	40,855	880,482
Grupo Bimbo SAB de CV, Series A	269,300	1,096,080

Security	Shares	Value

Mexico (continued)
Grupo Carso SAB de CV, Series A1	102,600	$654,218
Grupo Financiero Banorte SAB de CV, Class O	473,300	3,841,215
Grupo Financiero Inbursa SAB de CV, Class O(a)	368,500	759,933
Grupo Mexico SAB de CV, Series B	589,329	2,403,537
Grupo Televisa SAB, CPO	463,500	212,610
Industrias Penoles SAB de CV(a)	35,320	394,301
Kimberly-Clark de Mexico SAB de CV, Class A	356,600	653,704
Operadora De Sites Mexicanos SAB de CV	295,800	251,518
Orbia Advance Corp. SAB de CV	168,400	272,836
Promotora y Operadora de Infraestructura SAB de CV	31,720	259,650
Wal-Mart de Mexico SAB de CV	939,600	3,363,048
		28,027,696
Netherlands — 2.8%
ABN AMRO Bank NV, CVA(c)	74,408	1,002,172
Adyen NV(a)(c)	3,945	2,660,847
Aegon NV	306,633	1,491,238
AerCap Holdings NV(a)	31,503	1,956,966
Akzo Nobel NV	31,369	2,104,380
ASM International NV	8,894	3,670,377
ASML Holding NV	73,932	44,442,038
ASR Nederland NV	27,482	1,025,586
BE Semiconductor Industries NV	14,770	1,525,736
Davide Campari-Milano NV	93,622	1,034,875
EXOR NV, NVS	19,025	1,632,900
Ferrovial SE	98,877	2,975,806
Heineken Holding NV	22,940	1,745,356
Heineken NV	52,275	4,696,567
IMCD NV	10,684	1,286,306
ING Groep NV	653,367	8,376,508
JDE Peet’s NV	21,619	600,242
Koninklijke Ahold Delhaize NV	176,974	5,240,516
Koninklijke KPN NV	574,084	1,929,599
Koninklijke Philips NV(a)	172,644	3,284,116
NEPI Rockcastle NV	89,044	480,921
NN Group NV	45,386	1,455,637
OCI NV	18,961	441,806
Pepco Group NV(a)	31,325	126,964
Prosus NV(a)	279,081	7,804,665
QIAGEN NV(a)	43,433	1,618,665
Randstad NV	20,048	1,038,181
Universal Music Group NV	150,321	3,681,185
Wolters Kluwer NV	47,989	6,157,276
		115,487,431
New Zealand — 0.1%
Auckland International Airport Ltd.	227,449	972,636
EBOS Group Ltd.	29,391	599,994
Fisher & Paykel Healthcare Corp. Ltd.	101,024	1,224,805
Mercury NZ Ltd.	118,920	408,769
Meridian Energy Ltd.	260,835	734,605
Spark New Zealand Ltd.	391,205	1,135,715
		5,076,524
Norway — 0.5%
Adevinta ASA(a)	55,074	484,075
Aker BP ASA	55,838	1,609,341
DNB Bank ASA	172,064	3,104,352
Equinor ASA	164,807	5,524,857
Gjensidige Forsikring ASA	44,096	661,297
Kongsberg Gruppen ASA	16,129	658,864
Mowi ASA	75,919	1,233,658
Norsk Hydro ASA	247,817	1,413,228

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ex U.S. ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Norway (continued)
Orkla ASA	138,220	$952,681
Salmar ASA	13,749	651,907
Telenor ASA	122,575	1,253,010
Yara International ASA	30,708	1,004,825
		18,552,095
Peru — 0.1%
Cia. de Minas Buenaventura SAA, ADR	36,531	295,901
Credicorp Ltd.	12,038	1,504,269
Southern Copper Corp.	14,677	1,040,599
		2,840,769
Philippines — 0.2%
Aboitiz Equity Ventures Inc.	288,830	233,181
ACEN Corp.	81,202	7,599
Ayala Corp.	36,090	385,866
Ayala Land Inc.	1,377,220	677,663
Bank of the Philippine Islands	321,933	570,220
BDO Unibank Inc.	444,094	999,643
International Container Terminal Services Inc.	222,040	786,693
JG Summit Holdings Inc.	744,230	482,737
Jollibee Foods Corp.	115,270	416,677
Manila Electric Co.	13,430	84,026
Metropolitan Bank & Trust Co.	631,948	582,497
PLDT Inc.	17,130	366,035
SM Investments Corp.	36,055	509,576
SM Prime Holdings Inc.	2,017,000	1,066,443
Universal Robina Corp.	111,110	214,202
		7,383,058
Poland — 0.3%
Allegro.eu SA (a)(c)	85,765	615,216
Bank Polska Kasa Opieki SA	32,911	1,000,072
CD Projekt SA	12,372	308,888
Cyfrowy Polsat SA(a)	55,149	171,952
Dino Polska SA(a)(c)	9,810	929,549
KGHM Polska Miedz SA	27,878	743,932
LPP SA	207	666,842
mBank SA(a)	2,575	318,330
PGE Polska Grupa Energetyczna SA(a)	166,457	289,089
Polski Koncern Naftowy ORLEN SA	99,748	1,577,406
Powszechna Kasa Oszczednosci Bank Polski SA(a)	156,732	1,623,550
Powszechny Zaklad Ubezpieczen SA	97,366	1,101,782
Santander Bank Polska SA(a)	8,244	895,356
		10,241,964
Portugal — 0.1%
Banco Espirito Santo SA, Registered,NVS(d)	4	—
EDP - Energias de Portugal SA	589,586	2,477,733
Galp Energia SGPS SA	92,158	1,387,417
Jeronimo Martins SGPS SA	50,615	1,166,922
		5,032,072
Qatar — 0.3%
Barwa Real Estate Co.	298,500	207,417
Commercial Bank PSQC (The)	599,073	842,228
Industries Qatar QSC	288,735	968,604
Masraf Al Rayan QSC	1,041,145	599,656
Mesaieed Petrochemical Holding Co.	786,941	343,750
Ooredoo QPSC	222,231	602,799
Qatar Electricity & Water Co. QSC	127,342	577,774
Qatar Fuel QSC	91,366	372,120
Qatar Gas Transport Co. Ltd.	503,196	485,793
Qatar International Islamic Bank QSC	142,967	362,701
Qatar Islamic Bank SAQ	292,880	1,397,688

Security	Shares	Value

Qatar (continued)
Qatar National Bank QPSC	833,082	$3,402,153
		10,162,683
Russia — 0.0%
Alrosa PJSC(d)	504,040	54
Gazprom PJSC(a)(d)	2,086,234	224
Inter RAO UES PJSC(d)	5,597,000	602
LUKOIL PJSC(d)	71,534	8
Magnit PJSC(d)	10,825	1
MMC Norilsk Nickel PJSC(a)(d)	11,400	1
Mobile TeleSystems PJSC(d)	193,438	21
Moscow Exchange MICEX-RTS PJSC(d)	287,200	31
Novatek PJSC(d)	162,260	18
Novolipetsk Steel PJSC(a)(d)	223,890	24
Ozon Holdings PLC, ADR(a)(d)	8,288	1
PhosAgro PJSC(a)(d)	9,664	1
PhosAgro PJSC, GDR(a)(d)	1	—
PhosAgro PJSC, New(d)	187	2
Polyus PJSC(a)(d)	5,198	1
Rosneft Oil Co. PJSC(d)	165,180	18
Sberbank of Russia PJSC(d)	1,882,550	202
Severstal PAO(a)(d)	30,098	3
Surgutneftegas PJSC(d)	1,575,550	169
Tatneft PJSC(d)	206,881	22
TCS Group Holding PLC, GDR(a)(d)	20,990	2
United Co. RUSAL International PJSC(a)(d)	563,790	61
VK Co. Ltd.(a)(d)	21,979	2
VTB Bank PJSC(a)(d)	493,800,000	53
X5 Retail Group NV, GDR(a)(d)	16,185	2
Yandex NV(a)(d)	54,504	6
		1,529
Saudi Arabia — 1.2%
ACWA Power Co.	18,057	1,093,214
Advanced Petrochemical Co.	31,904	317,640
Al Rajhi Bank	364,727	6,528,819
Alinma Bank	182,621	1,602,796
Almarai Co. JSC	35,704	532,001
Arab National Bank	114,821	727,196
Arabian Internet & Communications Services Co.	3,539	295,391
Bank AlBilad	103,318	1,025,747
Bank Al-Jazira(a)	91,700	400,143
Banque Saudi Fransi	116,750	1,115,654
Bupa Arabia for Cooperative Insurance Co.	13,665	775,841
Co. for Cooperative Insurance (The)	12,773	411,285
Dallah Healthcare Co.	8,037	317,058
Dar Al Arkan Real Estate Development Co.(a)	115,959	466,729
Dr Sulaiman Al Habib Medical Services Group Co.	16,045	1,077,719
Elm Co.	6,095	1,139,198
Etihad Etisalat Co.	70,490	866,187
Jarir Marketing Co.	145,781	562,669
Mobile Telecommunications Co.	83,430	307,148
Mouwasat Medical Services Co.	16,005	426,618
Nahdi Medical Co.	4,865	183,946
National Industrialization Co.(a)	52,344	162,225
Power & Water Utility Co. for Jubail & Yanbu	11,614	168,603
Rabigh Refining & Petrochemical Co.(a)	79,475	213,707
Reinet Investments SCA	24,512	509,323
Riyad Bank	258,894	1,832,188
SABIC Agri-Nutrients Co.	40,789	1,456,292
Sahara International Petrochemical Co.	79,862	687,884
Saudi Arabian Mining Co.(a)	247,133	2,367,829
Saudi Arabian Oil Co.(c)	488,373	4,338,878

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ex U.S. ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Saudi Arabia (continued)
Saudi Aramco Base Oil Co.	6,557	$225,792
Saudi Awwal Bank	171,149	1,528,208
Saudi Basic Industries Corp.	157,014	3,226,519
Saudi Electricity Co.	194,720	924,480
Saudi Industrial Investment Group	51,922	332,107
Saudi Investment Bank (The)	81,555	319,683
Saudi Kayan Petrochemical Co.(a)	119,107	336,137
Saudi National Bank (The)	529,875	4,741,398
Saudi Research & Media Group(a)	6,293	236,450
Saudi Tadawul Group Holding Co.	6,898	305,976
Saudi Telecom Co.	343,833	3,522,262
Savola Group (The)	45,800	444,376
Yanbu National Petrochemical Co.	42,906	433,654
		48,486,970
Singapore — 0.9%
CapitaLand Ascendas REIT	595,577	1,131,622
CapitaLand Integrated Commercial Trust	972,621	1,250,031
Capitaland Investment Ltd/Singapore	471,600	1,012,611
City Developments Ltd.	103,400	477,275
DBS Group Holdings Ltd.	329,500	7,915,682
Genting Singapore Ltd.	1,149,800	722,367
Grab Holdings Ltd., Class A(a)	333,456	1,023,710
Jardine Cycle & Carriage Ltd.	22,900	471,735
Keppel Corp. Ltd.	277,200	1,258,306
Keppel REIT	55,440	32,192
Mapletree Logistics Trust	594,797	638,722
Mapletree Pan Asia Commercial Trust(b)	379,300	368,644
Oversea-Chinese Banking Corp. Ltd.	615,375	5,705,210
Sea Ltd., ADR(a)(b)	68,107	2,840,062
Seatrium Ltd.(a)	8,095,226	662,991
Sembcorp Industries Ltd.	152,800	512,629
Singapore Airlines Ltd.	257,750	1,150,921
Singapore Exchange Ltd.	121,400	840,532
Singapore Technologies Engineering Ltd.	303,700	833,734
Singapore Telecommunications Ltd.	1,483,600	2,578,013
United Overseas Bank Ltd.(b)	226,700	4,471,587
UOL Group Ltd.	70,400	303,201
Wilmar International Ltd.	348,000	904,725
		37,106,502
South Africa — 0.8%
Absa Group Ltd.	143,672	1,310,954
African Rainbow Minerals Ltd.	20,192	166,390
Anglo American Platinum Ltd.	11,859	396,228
Aspen Pharmacare Holdings Ltd.	76,043	690,721
Bid Corp. Ltd.	67,068	1,422,831
Bidvest Group Ltd. (The)	56,570	800,737
Capitec Bank Holdings Ltd.	16,499	1,466,013
Clicks Group Ltd.	52,363	771,615
Discovery Ltd.	90,010	620,978
Exxaro Resources Ltd.	54,249	544,492
FirstRand Ltd.	889,222	2,931,494
Gold Fields Ltd.	164,558	2,170,839
Growthpoint Properties Ltd.	753,342	391,677
Harmony Gold Mining Co. Ltd.	109,111	500,260
Impala Platinum Holdings Ltd.	154,209	642,371
Kumba Iron Ore Ltd.	11,424	302,691
MTN Group Ltd.	313,281	1,529,299
Naspers Ltd., Class N	35,640	5,563,435
Nedbank Group Ltd.	73,263	788,430
Northam Platinum Holdings Ltd.	67,167	405,399
Old Mutual Ltd.	911,179	579,341

Security	Shares	Value

South Africa (continued)
Pepkor Holdings Ltd.(c)	372,492	$339,765
Remgro Ltd.	95,001	734,420
Sanlam Ltd.	289,293	1,014,679
Sasol Ltd.	104,590	1,321,990
Shoprite Holdings Ltd.	89,354	1,145,026
Sibanye Stillwater Ltd.	563,235	718,435
Standard Bank Group Ltd.	235,659	2,312,524
Vodacom Group Ltd.	103,632	564,158
Woolworths Holdings Ltd.	205,231	764,103
		32,911,295
South Korea — 3.2%
Amorepacific Corp.	5,565	522,365
BGF retail Co. Ltd.	1,851	189,286
Celltrion Healthcare Co. Ltd.	19,179	948,700
Celltrion Inc.	19,491	2,164,540
Celltrion Pharm Inc.(a)	4,126	194,119
CJ CheilJedang Corp.	1,801	377,303
CosmoAM&T Co. Ltd.(a)	4,092	426,028
Coway Co. Ltd.	10,723	343,144
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)(b)	9,762	170,720
DB Insurance Co. Ltd.	8,990	584,879
Doosan Bobcat Inc.	7,784	223,642
Doosan Enerbility Co. Ltd.(a)	81,950	816,548
Ecopro BM Co. Ltd.(b)	8,766	1,282,442
Ecopro Co. Ltd.(b)	3,618	1,671,784
F&F Co. Ltd./New	3,289	228,007
GS Holdings Corp.	8,060	235,367
Hana Financial Group Inc.	50,765	1,476,082
Hankook Tire & Technology Co. Ltd.	17,068	484,245
Hanmi Pharm Co. Ltd.	1,561	326,384
Hanmi Semiconductor Co. Ltd.	7,599	297,747
Hanon Systems	42,005	214,340
Hanwha Aerospace Co. Ltd.	7,103	534,011
Hanwha Solutions Corp.(a)	18,114	385,833
HD Hyundai Co. Ltd.	10,793	459,699
HD Hyundai Heavy Industries Co. Ltd.(a)	3,729	282,736
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	7,918	531,163
HLB Inc.(a)	21,969	473,340
HMM Co. Ltd.	42,414	459,398
Hotel Shilla Co. Ltd.	6,858	317,325
HYBE Co. Ltd.(a)	3,244	528,330
Hyundai Engineering & Construction Co. Ltd.	15,353	380,766
Hyundai Glovis Co. Ltd.	3,740	474,647
Hyundai Mipo Dockyard Co. Ltd.(a)	3,720	191,701
Hyundai Mobis Co. Ltd.	11,001	1,703,667
Hyundai Motor Co.	24,984	3,147,587
Hyundai Steel Co.	17,971	437,026
Iljin Materials Co. Ltd.	4,740	135,790
Industrial Bank of Korea	54,943	454,707
JYP Entertainment Corp.	4,732	360,198
Kakao Corp.	57,192	1,612,003
Kakao Games Corp.(a)	6,826	118,476
Kakao Pay Corp.(a)	7,988	203,642
KakaoBank Corp.	31,318	423,834
Kangwon Land Inc.	15,018	163,524
KB Financial Group Inc.	69,843	2,662,292
Kia Corp.	47,710	2,725,740
Korea Aerospace Industries Ltd.	14,598	480,343
Korea Electric Power Corp.(a)	45,851	573,913
Korea Investment Holdings Co. Ltd.	7,854	293,611

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ex U.S. ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Korea Zinc Co. Ltd.	1,602	$556,725
Korean Air Lines Co. Ltd.	29,265	445,272
Krafton Inc.(a)	5,574	678,535
KT Corp.	5,721	138,403
KT&G Corp.	18,264	1,152,153
Kumho Petrochemical Co. Ltd.	2,949	277,166
L&F Co. Ltd.(b)	4,579	445,413
LG Chem Ltd.	8,920	2,923,459
LG Corp.	17,502	1,001,797
LG Display Co. Ltd.(a)	45,440	411,174
LG Electronics Inc.	20,108	1,491,672
LG Energy Solution(a)	8,406	2,409,737
LG H&H Co. Ltd.	1,601	375,345
LG Innotek Co. Ltd.	3,085	512,025
LG Uplus Corp.	39,381	295,149
Lotte Chemical Corp.	3,492	379,220
Meritz Financial Group Inc.	19,249	716,402
Mirae Asset Securities Co. Ltd.	51,518	252,371
NAVER Corp.	23,381	3,268,737
NCSoft Corp.	2,721	470,099
Netmarble Corp.(a)(c)	4,593	131,861
NH Investment & Securities Co. Ltd.	27,473	197,103
Orion Corp.	5,214	461,466
Pan Ocean Co. Ltd.	52,053	166,185
Pearl Abyss Corp.(a)	5,928	217,176
POSCO Future M Co. Ltd.	5,665	998,303
POSCO Holdings Inc.	13,117	4,015,444
Posco International Corp.	9,326	347,861
Samsung Biologics Co. Ltd.(a)(c)	3,208	1,686,467
Samsung C&T Corp.	14,110	1,115,617
Samsung Electro-Mechanics Co. Ltd.	10,209	943,935
Samsung Electronics Co. Ltd.	869,733	43,290,854
Samsung Engineering Co. Ltd.(a)	29,559	520,966
Samsung Fire & Marine Insurance Co. Ltd.	5,715	1,092,836
Samsung Heavy Industries Co. Ltd.(a)	120,058	608,632
Samsung Life Insurance Co. Ltd.	13,613	728,831
Samsung SDI Co. Ltd.	10,033	3,176,795
Samsung SDS Co. Ltd.	6,820	699,083
Samsung Securities Co. Ltd.	11,703	306,576
Shinhan Financial Group Co. Ltd.	76,859	1,975,601
SK Biopharmaceuticals Co. Ltd.(a)	6,650	372,151
SK Bioscience Co. Ltd.(a)(b)	4,458	200,643
SK Hynix Inc.	99,182	8,613,173
SK IE Technology Co. Ltd.(a)(c)	4,763	210,024
SK Inc.	6,775	714,294
SK Innovation Co. Ltd.(a)	10,870	990,306
SK Square Co. Ltd.(a)	17,985	568,289
SKC Co. Ltd.	4,369	255,507
S-Oil Corp.	8,836	436,079
Woori Financial Group Inc.	95,922	847,255
Yuhan Corp.	13,740	585,711
		128,368,852
Spain — 1.6%
Acciona SA	4,596	579,434
ACS Actividades de Construccion y Servicios SA	40,919	1,479,793
Aena SME SA(c)	12,929	1,876,006
Amadeus IT Group SA	81,768	4,666,730
Banco Bilbao Vizcaya Argentaria SA	1,102,214	8,671,371
Banco Santander SA	2,982,664	10,970,039
CaixaBank SA	756,354	3,074,987
Cellnex Telecom SA(c)	103,730	3,049,257
Corp. ACCIONA Energias Renovables SA	12,524	338,977

Security	Shares	Value

Spain (continued)
EDP Renovaveis SA	63,431	$1,020,411
Enagas SA	22,741	380,427
Endesa SA	59,204	1,113,904
Grifols SA(a)	53,585	601,294
Iberdrola SA	1,092,818	12,154,341
Industria de Diseno Textil SA	199,540	6,887,715
Naturgy Energy Group SA	26,097	738,406
Redeia Corp. SA	64,486	1,005,654
Repsol SA	234,647	3,435,736
Telefonica SA	929,914	3,591,920
		65,636,402
Sweden — 2.0%
Alfa Laval AB	53,587	1,736,581
Assa Abloy AB, Class B	184,214	3,926,535
Atlas Copco AB, Class A	486,150	6,295,165
Atlas Copco AB, Class B	291,333	3,272,614
Beijer Ref AB, Class B	71,017	675,112
Boliden AB	49,418	1,266,738
Epiroc AB, Class A	120,937	1,992,403
Epiroc AB, Class B	66,206	919,291
EQT AB	66,966	1,223,456
Essity AB, Class B	115,625	2,636,464
Evolution AB(c)	33,904	3,021,030
Fastighets AB Balder, Class B(a)(b)	140,409	596,570
Getinge AB, Class B	42,227	760,218
H & M Hennes & Mauritz AB, Class B	122,156	1,641,125
Hexagon AB, Class B	391,321	3,189,121
Holmen AB, Class B	16,582	625,802
Husqvarna AB, Class B	62,127	402,568
Industrivarden AB, Class A	24,432	632,188
Industrivarden AB, Class C	26,210	675,937
Indutrade AB	52,578	931,859
Investment AB Latour, Class B	30,389	526,287
Investor AB, Class B	311,803	5,723,798
L E Lundbergforetagen AB, Class B	12,793	522,466
Lifco AB, Class B	54,410	995,592
Nibe Industrier AB, Class B	280,384	1,614,833
Nordea Bank Abp	583,612	6,146,727
Saab AB, Class B	15,218	781,770
Sagax AB, Class B	35,929	650,420
Sandvik AB	190,321	3,241,739
Securitas AB, Class B	85,542	685,226
Skandinaviska Enskilda Banken AB, Class A	282,901	3,157,037
Skanska AB, Class B	61,387	921,660
SKF AB, Class B	63,700	1,032,734
Svenska Cellulosa AB SCA, Class B	113,038	1,551,046
Svenska Handelsbanken AB, Class A	263,956	2,250,407
Swedbank AB, Class A	157,455	2,585,932
Swedish Orphan Biovitrum AB(a)	33,643	692,111
Tele2 AB, Class B	98,820	701,784
Telefonaktiebolaget LM Ericsson, Class B	529,580	2,372,375
Telia Co. AB	426,831	904,858
Volvo AB, Class A	36,541	732,621
Volvo AB, Class B	266,278	5,276,349
Volvo Car AB, Class B(a)(b)	104,319	359,806
		79,848,355
Switzerland — 6.6%
ABB Ltd., Registered	291,767	9,802,702
Adecco Group AG, Registered	28,690	1,085,731
Alcon Inc.	90,870	6,504,123
Bachem Holding AG, Class B	7,223	524,701

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ex U.S. ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Baloise Holding AG, Registered	7,963	$1,143,374
Banque Cantonale Vaudoise, Registered	6,434	727,262
Barry Callebaut AG, Registered	692	1,049,209
BKW AG	4,009	673,945
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	192	2,125,672
Chocoladefabriken Lindt & Spruengli AG, Registered	19	2,067,828
Cie. Financiere Richemont SA, Class A, Registered	94,852	11,190,208
Clariant AG, Registered	45,235	642,695
Coca-Cola HBC AG, Class DI	40,005	1,038,596
DSM-Firmenich AG	33,171	3,007,144
Dufry AG, Registered(a)	17,840	625,368
EMS-Chemie Holding AG, Registered	1,353	925,533
Geberit AG, Registered	6,374	2,967,821
Givaudan SA, Registered	1,731	5,761,669
Helvetia Holding AG, Registered	5,978	803,645
Holcim AG	93,976	5,810,326
Julius Baer Group Ltd.	37,969	2,250,107
Kuehne + Nagel International AG, Registered	9,954	2,684,232
Logitech International SA, Registered	30,529	2,402,978
Lonza Group AG, Registered	13,701	4,798,144
Nestle SA, Registered	484,926	52,293,802
Novartis AG, Registered	372,661	34,888,358
Partners Group Holding AG	4,180	4,426,050
Roche Holding AG, Bearer	5,746	1,565,849
Roche Holding AG, NVS	127,973	32,979,866
Sandoz Group AG(a)	75,229	1,955,880
Schindler Holding AG, Participation Certificates, NVS	8,009	1,620,403
Schindler Holding AG, Registered	3,849	750,327
SGS SA	26,978	2,203,310
Siemens Energy AG(a)(b)	93,405	830,457
SIG Group AG	55,013	1,212,854
Sika AG, Registered	26,689	6,386,928
Sonova Holding AG, Registered	10,031	2,377,480
STMicroelectronics NV	124,249	4,736,383
Straumann Holding AG	20,979	2,479,384
Swatch Group AG (The), Bearer	5,260	1,346,434
Swatch Group AG (The), Registered	8,683	420,524
Swiss Life Holding AG, Registered	5,664	3,637,877
Swiss Prime Site AG, Registered	14,648	1,361,501
Swiss Re AG	54,561	5,961,487
Swisscom AG, Registered	4,669	2,797,612
Temenos AG, Registered	11,577	834,071
UBS Group AG, Registered	595,671	13,996,141
VAT Group AG(c)	5,023	1,781,254
Zurich Insurance Group AG	27,008	12,828,598
		266,285,843
Taiwan — 4.3%
Accton Technology Corp.	101,000	1,564,920
Acer Inc.	596,792	630,741
Advantech Co. Ltd.	105,360	1,082,019
Airtac International Group	28,928	951,083
ASE Technology Holding Co. Ltd.	583,762	2,043,738
Asia Cement Corp.	362,440	447,568
Asustek Computer Inc.	127,000	1,331,611
AUO Corp.	1,212,800	587,050
Catcher Technology Co. Ltd.	120,000	673,187
Cathay Financial Holding Co. Ltd.	1,691,019	2,294,796
Chailease Holding Co. Ltd.	272,163	1,476,361
Chang Hwa Commercial Bank Ltd.	855,063	452,994

Security	Shares	Value

Taiwan (continued)
Cheng Shin Rubber Industry Co. Ltd.	371,000	$506,987
China Airlines Ltd.	561,000	336,295
China Development Financial Holding Corp.(a)	2,933,358	1,025,381
China Steel Corp.	2,118,288	1,580,357
Chunghwa Telecom Co. Ltd.	683,000	2,442,777
Compal Electronics Inc.	732,000	636,719
CTBC Financial Holding Co. Ltd.	3,002,036	2,260,842
Delta Electronics Inc.	348,000	3,136,136
E Ink Holdings Inc.	164,000	853,312
E.Sun Financial Holding Co. Ltd.	2,472,713	1,821,991
Eclat Textile Co. Ltd.	35,000	557,068
eMemory Technology Inc.	13,000	814,469
Eva Airways Corp.	498,000	422,311
Evergreen Marine Corp.Taiwan Ltd.	178,200	593,010
Far Eastern New Century Corp.	535,000	487,445
Far EasTone Telecommunications Co. Ltd.	283,000	662,906
Feng TAY Enterprise Co. Ltd.	92,512	510,835
First Financial Holding Co. Ltd.	1,992,700	1,594,451
Formosa Chemicals & Fibre Corp.	631,340	1,187,850
Formosa Petrochemical Corp.	229,000	559,455
Formosa Plastics Corp.	687,960	1,636,087
Fubon Financial Holding Co. Ltd.	1,410,895	2,623,692
Giant Manufacturing Co. Ltd.	63,211	319,631
Gigabyte Technology Co.Ltd.	91,000	618,249
Global Unichip Corp.	16,000	715,088
Globalwafers Co. Ltd.	41,000	602,696
Hon Hai Precision Industry Co. Ltd.	2,232,377	6,663,006
Hotai Motor Co. Ltd.	55,080	1,027,745
Hua Nan Financial Holdings Co. Ltd.	1,614,529	1,012,510
Innolux Corp.	1,554,150	585,863
Inventec Corp.	532,000	666,470
Largan Precision Co. Ltd.	19,000	1,216,890
Lite-On Technology Corp.	385,000	1,198,701
MediaTek Inc.	280,000	7,307,819
Mega Financial Holding Co. Ltd.	2,026,757	2,299,831
Micro-Star International Co. Ltd.	136,000	696,229
momo.com Inc.	20,020	330,058
Nan Ya Plastics Corp.	894,840	1,712,117
Nan Ya Printed Circuit Board Corp.	41,000	300,944
Nanya Technology Corp.	231,000	463,104
Nien Made Enterprise Co. Ltd.	42,000	371,588
Novatek Microelectronics Corp.	102,000	1,436,473
Parade Technologies Ltd.	14,000	459,016
Pegatron Corp.	348,000	812,101
PharmaEssentia Corp.(a)	43,000	427,547
Pou Chen Corp.	391,000	348,523
Powerchip Semiconductor Manufacturing Corp.	650,000	534,703
President Chain Store Corp.	85,000	676,120
Quanta Computer Inc.	504,000	2,975,770
Realtek Semiconductor Corp.	84,000	1,046,881
Ruentex Development Co. Ltd.	308,700	309,588
Shanghai Commercial & Savings Bank Ltd. (The)	678,784	899,383
Shin Kong Financial Holding Co. Ltd.(a)	2,356,983	633,199
Silergy Corp.	67,000	598,835
SinoPac Financial Holdings Co. Ltd.	2,167,690	1,195,515
Synnex Technology International Corp.	281,750	597,960
Taishin Financial Holding Co. Ltd.	2,099,840	1,119,985
Taiwan Business Bank	913,648	360,219
Taiwan Cement Corp.	949,553	946,150
Taiwan Cooperative Financial Holding Co. Ltd.	2,020,906	1,569,369
Taiwan High Speed Rail Corp.	378,000	343,202
Taiwan Mobile Co. Ltd.	234,000	691,532

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ex U.S. ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Taiwan Semiconductor Manufacturing Co. Ltd.	4,485,000	$73,251,289
Unimicron Technology Corp.	246,000	1,097,138
Uni-President Enterprises Corp.	897,972	1,883,898
United Microelectronics Corp.	2,075,000	2,984,087
Vanguard International Semiconductor Corp.	169,000	367,021
Voltronic Power Technology Corp.	13,000	521,351
Walsin Lihwa Corp.	502,754	535,072
Wan Hai Lines Ltd.	123,435	176,421
Winbond Electronics Corp.	611,000	473,477
Wistron Corp.	487,000	1,357,999
Wiwynn Corp.	17,000	805,513
WPG Holdings Ltd.	368,000	814,320
Yageo Corp.	65,898	1,074,370
Yang Ming Marine Transport Corp.	384,000	500,497
Yuanta Financial Holding Co. Ltd.	1,787,721	1,343,145
Zhen Ding Technology Holding Ltd.	133,000	402,117
		173,464,769
Thailand — 0.5%
Advanced Info Service PCL, NVDR	249,800	1,530,002
Airports of Thailand PCL, NVDR(a)	884,600	1,642,363
Asset World Corp. PCL, NVDR	2,969,500	285,738
B Grimm Power PCL, NVDR(b)	384,900	236,772
Bangkok Dusit Medical Services PCL, NVDR	2,050,100	1,511,260
Bangkok Expressway & Metro PCL, NVDR	1,587,700	348,784
Berli Jucker PCL, NVDR(b)	381,800	300,365
BTS Group Holdings PCL, NVDR	3,057,300	633,914
Central Pattana PCL, NVDR	516,700	898,874
Charoen Pokphand Foods PCL, NVDR(b)	1,109,400	577,094
CP ALL PCL, NVDR	1,201,800	1,847,010
CP Axtra PCL	436,100	342,881
Delta Electronics Thailand PCL, NVDR	613,000	1,347,526
Global Power Synergy PCL, NVDR	315,500	342,501
Indorama Ventures PCL, NVDR	502,588	331,146
Intouch Holdings PCL, NVDR	305,800	604,037
Kasikornbank PCL, NVDR	116,700	426,801
Krungthai Card PCL, NVDR	321,300	391,131
Land & Houses PCL, NVDR	2,090,700	439,184
Minor International PCL, NVDR	763,520	594,996
Osotspa PCL, NVDR	303,300	198,337
PTT Exploration & Production PCL, NVDR	285,599	1,304,281
PTT Global Chemical PCL, NVDR	463,101	444,774
PTT Public Company Ltd., NVDR	2,040,300	1,888,489
SCB X PCL, NVS	171,500	470,210
Siam Cement PCL (The), NVDR	148,600	1,190,373
Thai Oil PCL, NVDR	398,000	521,102
True Corp. PCL	2,318,796	391,058
		21,041,003
Turkey — 0.2%
Akbank TAS	649,098	675,245
Aselsan Elektronik Sanayi Ve Ticaret AS	252,684	368,864
BIM Birlesik Magazalar AS	89,484	859,474
Eregli Demir ve Celik Fabrikalari TAS(a)	263,437	352,668
Ford Otomotiv Sanayi AS	13,571	376,806
Haci Omer Sabanci Holding AS	177,430	335,196
Hektas Ticaret TAS(a)	195,405	151,620
KOC Holding AS	153,750	743,701
Koza Altin Isletmeleri AS	232,244	180,092
Pegasus Hava Tasimaciligi AS(a)	9,928	247,155
Sasa Polyester Sanayi AS(a)	188,227	284,209
Turk Hava Yollari AO(a)	99,667	764,767
Turkcell Iletisim Hizmetleri AS(a)	216,428	366,837

Security	Shares	Value

Turkey (continued)
Turkiye Is Bankasi AS, Class C	640,800	$476,316
Turkiye Petrol Rafinerileri AS	183,926	922,763
Turkiye Sise ve Cam Fabrikalari AS	280,548	470,051
Yapi ve Kredi Bankasi AS	538,651	328,746
		7,904,510
United Arab Emirates — 0.4%
Abu Dhabi Commercial Bank PJSC	570,325	1,246,858
Abu Dhabi Islamic Bank PJSC	303,694	851,633
Abu Dhabi National Oil Co. for Distribution PJSC	615,993	563,500
Aldar Properties PJSC	755,377	1,069,415
Americana Restaurants International PLC	352,137	354,726
Dubai Islamic Bank PJSC	530,434	779,838
Emaar Properties PJSC	1,206,076	2,197,210
Emirates NBD Bank PJSC	365,972	1,688,872
Emirates Telecommunications Group Co. PJSC	630,058	3,166,586
First Abu Dhabi Bank PJSC	795,905	2,747,638
Multiply Group(a)	705,656	653,866
		15,320,142
United Kingdom — 9.7%
3i Group PLC	172,774	4,073,592
abrdn PLC	411,279	785,171
Admiral Group PLC	37,221	1,105,937
Anglo American PLC	230,268	5,867,131
Anglogold Ashanti PLC, NVS	78,585	1,450,616
Antofagasta PLC	67,887	1,110,056
Ashtead Group PLC	81,162	4,654,838
Associated British Foods PLC	65,178	1,607,814
AstraZeneca PLC	281,779	35,279,747
Auto Trader Group PLC(c)	178,990	1,353,925
Aviva PLC	522,006	2,528,371
BAE Systems PLC	559,263	7,520,053
Barclays PLC	2,847,393	4,570,196
Barratt Developments PLC	191,240	964,461
Berkeley Group Holdings PLC	20,466	1,006,039
BP PLC	3,199,345	19,535,241
British American Tobacco PLC	381,858	11,407,016
BT Group PLC	1,268,832	1,742,647
Bunzl PLC	62,686	2,236,397
Burberry Group PLC	70,247	1,447,794
Centrica PLC	981,022	1,877,967
CNH Industrial NV	187,243	2,075,023
Coca-Cola Europacific Partners PLC	38,273	2,239,353
Compass Group PLC	314,995	7,941,451
Croda International PLC	26,731	1,424,659
DCC PLC	18,513	1,028,471
Diageo PLC	407,697	15,417,459
Endeavour Mining PLC	25,809	532,494
Entain PLC	113,530	1,288,826
Experian PLC	167,050	5,068,095
Glencore PLC	1,928,163	10,213,139
GSK PLC	744,501	13,272,041
Haleon PLC	970,168	3,888,516
Halma PLC	68,572	1,542,071
Hargreaves Lansdown PLC	62,823	541,060
Hikma Pharmaceuticals PLC	29,887	692,468
HSBC Holdings PLC	3,616,706	26,114,121
Imperial Brands PLC	160,746	3,424,559
Informa PLC	263,765	2,285,384
InterContinental Hotels Group PLC	32,790	2,323,582
Intertek Group PLC	29,230	1,361,346
J Sainsbury PLC	330,507	1,034,096

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ex U.S. ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
JD Sports Fashion PLC	464,255	$721,840
Johnson Matthey PLC	34,186	621,474
Kingfisher PLC(b)	388,582	992,250
Land Securities Group PLC	113,900	789,521
Legal & General Group PLC	1,077,698	2,776,691
Lloyds Banking Group PLC	12,092,281	5,885,298
London Stock Exchange Group PLC	77,334	7,802,616
M&G PLC	435,564	1,051,814
Melrose Industries PLC	232,638	1,324,588
Mondi PLC	88,623	1,433,521
National Grid PLC	662,773	7,902,222
NatWest Group PLC, NVS	1,036,625	2,255,505
Next PLC	23,178	1,943,299
NMC Health PLC, NVS(d)	14,180	—
Ocado Group PLC(a)	101,831	577,903
Pearson PLC	126,950	1,469,538
Persimmon PLC	59,955	742,483
Phoenix Group Holdings PLC	102,590	566,696
Prudential PLC	505,641	5,287,175
Reckitt Benckiser Group PLC	129,326	8,652,805
RELX PLC	347,776	12,147,012
Rentokil Initial PLC	445,123	2,266,783
Rio Tinto PLC	202,606	12,926,355
Rolls-Royce Holdings PLC(a)	1,530,150	4,027,696
Sage Group PLC (The)	187,861	2,219,354
Schroders PLC	131,630	592,737
Segro PLC	212,656	1,848,435
Severn Trent PLC	53,857	1,738,630
Shell PLC	1,222,087	39,383,983
Smith & Nephew PLC	159,258	1,782,275
Smiths Group PLC	62,940	1,234,608
Spirax-Sarco Engineering PLC	13,385	1,336,004
SSE PLC	202,939	4,033,119
St. James’s Place PLC	91,414	712,643
Standard Chartered PLC	440,510	3,377,536
Taylor Wimpey PLC	640,199	864,680
Tesco PLC	1,334,992	4,380,853
Unilever PLC	456,343	21,612,687
United Utilities Group PLC	130,840	1,692,227
Vodafone Group PLC	4,124,471	3,796,730
Whitbread PLC	36,405	1,476,154
Wise PLC, Class A(a)	118,148	960,276
WPP PLC	198,515	1,709,456
		394,750,695

Total Common Stocks — 98.6%
(Cost: $4,240,573,802)		4,008,607,226

Preferred Stocks

Brazil — 0.4%
Banco Bradesco SA, Preference Shares, NVS	979,405	2,717,683
Centrais Eletricas Brasileiras SA, Class B, Preference Shares, NVS	68,483	522,273
Cia. Energetica de Minas Gerais, Preference Shares, NVS	265,097	617,293
Gerdau SA, Preference Shares, NVS	225,428	973,386
Itau Unibanco Holding SA, Preference Shares, NVS	868,364	4,619,333
Itausa SA, Preference Shares, NVS	890,835	1,526,616
Petroleo Brasileiro SA, Preference Shares, NVS	869,532	5,991,479
		16,968,063

Security	Shares	Value

Chile — 0.0%
Sociedad Quimica y Minera de Chile SA, Class B
Preference Shares	26,099	$1,263,924

Colombia — 0.0%
Bancolombia SA, Preference Shares, NVS	93,485	599,612

Germany — 0.3%
Bayerische Motoren Werke AG, Preference Shares, NVS	10,064	855,738
Dr Ing hc F Porsche AG, Preference Shares, NVS(c)	20,741	1,817,846
Henkel AG & Co. KGaA, Preference Shares, NVS	29,453	2,124,595
Porsche Automobil Holding SE, Preference Shares, NVS	28,396	1,270,951
Sartorius AG, Preference Shares, NVS(b)	4,854	1,216,606
Volkswagen AG, Preference Shares, NVS	35,968	3,814,430
		11,100,166
Russia — 0.0%
Surgutneftegas PJSC, Preference Shares, NVS(d)	1,151,800	124

South Korea — 0.2%
Hyundai Motor Co.
Preference Shares, NVS	4,511	333,123
Series 2, Preference Shares, NVS	6,434	477,995
LG Chem Ltd., Preference Shares, NVS	1,410	294,487
Samsung Electronics Co. Ltd., Preference Shares, NVS	146,109	5,833,359
		6,938,964
Total Preferred Stocks — 0.9%
(Cost: $35,231,798)		36,870,853

Rights

Brazil — 0.0%
Localiza Rent a Car SA, (Expires 11/17/23, Strike Price BRL 47.13)(a)	1,207	1,676

Kuwait — 0.0%
Gulf Bank KSCP, (Expires 11/20/23, Strike Price KWD) 0.23	13,941	288

South Korea — 0.0%
CosmoAM&T Co. Ltd., (Expires 11/14/23, Strike Price KRW 122,800.00)	217	2,667
Hanwha Ocean Co. Ltd., (Expires 11/16/23, Strike Price KRW 21,850.00)(a)	1,434	1,858
		4,525
Total Rights — 0.0%
(Cost: $—)		6,489

Warrants

Canada — 0.0%
Constellation Software Inc., Issued 08/29/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 11.50)(a)(d)	3,748	—

Total Warrants — 0.0%
(Cost: $—)		—
Total Long-Term Investments — 99.5%
(Cost: $4,275,805,600)		4,045,484,568

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ex U.S. ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(e)(f)(g)	35,607,609	$35,621,852
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.33%(e)(f)	6,240,000	6,240,000

Total Short-Term Securities — 1.0%
(Cost: $41,845,521)		41,861,852

Total Investments — 100.5%
(Cost: $4,317,651,121)		4,087,346,420

Liabilities in Excess of Other Assets — (0.5)%		(21,539,668)

Net Assets — 100.0%		$4,065,806,752

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/23	Shares Held at 10/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$30,996,743	$4,621,676	(a)	—		$850	$2,583	$35,621,852	35,607,609	$87,643	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	7,320,000	—		(1,080,000	)(a)	—	—	6,240,000	6,240,000	76,293		—
						$850	$2,583	$41,861,852		$163,936		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
MSCI EAFE Index	128	12/15/23	$12,634	$(537,597)
MSCI Emerging Markets Index	117	12/15/23	5,378	(253,099)
				$(790,696)

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ex U.S. ETF
October 31, 2023

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$515,506,839	$3,493,098,852	$1,535	$4,008,607,226
Preferred Stocks	17,567,675	19,303,054	124	36,870,853
Rights	1,964	4,525	—	6,489
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	41,861,852	—	—	41,861,852
	$574,938,330	$3,512,406,431	$1,659	$4,087,346,420
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(790,696)	$—	$—	$(790,696)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt	NVDR	Non-Voting Depositary Receipt
CPO	Certificates of Participation (Ordinary)	NVS	Non-Voting Shares
GDR	Global Depositary Receipt	PJSC	Public Joint Stock Company
JSC	Joint Stock Company	REIT	Real Estate Investment Trust